SEMIANNUAL REPORT  OCTOBER 31, 2000

Prudential
Municipal Bond Fund/
High Income Series & Insured Series

Fund Type  Municipal Bond
Objective High Income Series: Maximum amount of income that is eligible for exclusion from federal income taxes.

Insured Series: Maximum amount of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital.

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

(LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
The Prudential Municipal Bond Fund/High Income
Series seeks the maximum amount of income that is eligible for exclusion from federal income taxes by investing primarily in noninvestment-grade municipal bonds rated single-B or better by recognized credit rating agencies such as Standard
& Poor's Ratings Services (S&P) or Moody's Investors
Service (Moody's). We also invest in unrated bonds that the Series' investment adviser believes are of comparable quality to the Series' permissible investments. There can be no assurance that the Series will achieve its investment objective.

Credit Quality
Expressed as a percentage of
total investments as of 10/31/00
 9.1% AAA
 8.3  AAA Insured
 2.3  AA
 6.0  A
13.1  BBB
10.3  BB
 0.2  B
 0.3  CCC and below
50.4  Not Rated* (Prudential ratings used):
           4.1  AAA
           5.2  BBB
          20.7  BB
          18.4  B
           2.0  CCC and below
*Unrated bonds are believed to be of comparable quality to the Series' permissible investments.

Portfolio Composition
Expressed as a percentage of total investments as of 10/31/00
69.4% Revenue Bonds
13.4  General Obligation Bonds
12.3  Prerefunded
4.9   Miscellaneous

Five Largest Issuers
Expressed as a percentage of
net assets as of 10/31/00
 2.5% Memphis Center City
      Revenue Fin. Corp.
 1.7  Connecticut St. Dev. Authority
      Pollution Control Revenue
 1.6  Minnesota Agricultural
      & Economic Development
 1.5  New Hampshire St.
      Business Pollution
 1.5  Harris County, Texas

Holdings are subject to change.

Prudential Municipal Bond Fund  High Income Series

Performance at a Glance

Cumulative Total Returns1           As of 10/31/00

                        Six        One               Five             Ten               Since
                       Months      Year              Years           Years            Inception2
Class A                 2.40%       2.82%        25.44% (25.19)  88.60% (87.85)     94.64% (93.69)
Class B                 2.27        2.56         23.30  (23.06)  81.72  (81.01)    140.66  (137.58)
Class C                 2.14        2.30         21.78  (21.54)      N/A            33.39   (32.99)
Class Z                 2.52        2.97              N/A            N/A            20.90   (20.66)
Lipper High Yield
Muni Debt Fund Avg.3    2.99        3.10             23.31          82.00                ***

Average Annual Total Returns1           As of 10/31/00

                      One           Five           Ten             Since
                      Year          Years         Years          Inception2
Class A              -0.27%     4.00% (3.96)   6.23% (6.18)     6.08%  (6.03)
Class B              -2.44      4.11  (4.07)   6.16  (6.11)     6.92   (6.82)
Class C               0.28      3.81  (3.77)       N/A          4.55   (4.50)
Class Z               2.97          N/A            N/A          4.71   (4.66)

Dividends and Yields          As of 10/31/00

            Total Dividends       30-Day     Taxable Equivalent Yield4 at Tax Rates of
          Paid for Six Months    SEC Yield         36%                    39.6%
Class A         $0.30              5.52%         8.63%                     9.14%
Class B         $0.29              5.43          8.48                      8.99
Class C         $0.27              5.13          8.02                      8.49
Class Z         $0.31              5.94          9.28                      9.83

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
Class Z shares are not subject to a sales charge or distribution and service
(12b-1) fees. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B,
9/17/87; Class C, 8/1/94; Class Z, 9/16/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the High Yield Municipal (Muni)
Debt Fund category. The Lipper average is unmanaged. High Yield Muni Debt funds invest at least 50% of their assets in lower-rated municipal debt issues.

4 Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

*** Lipper Since Inception returns are 88.77% for
Class A, 143.24% for Class B, 35.05% for Class C, and 17.57% for Class Z, based on all funds in each share class.

(LOGO)                  December 15, 2000

DEAR SHAREHOLDER,
Municipal bond prices rallied for much of our six-month reporting period that ended October 31, 2000.
The belief that the Federal Reserve (the Fed) had completed its latest round of increases of short-term interest rates led investors to pay higher prices and accept lower yields for tax-exempt securities. Heightened volatility in the stock market, which prompted investors to seek more stable investments, was among the other factors fueling solid demand for municipal bonds.

As it turned out, the Lehman Brothers Municipal
Bond Index returned 5.73% for the six-month period compared with -1.03% for the Standard & Poor's 500
Composite Stock Price Index.

Despite this largely bullish trend in the municipal securities market, some bonds held by the Prudential Municipal Bond Fund/High Income Series experienced credit-quality problems. These difficulties caused the High Income Series to underperform its benchmark Lipper Average.
Meanwhile, without considering initial sales charges, the Insured Series provided a more favorable relative performance. Timely shifts in its portfolio enabled the Insured Series' share classes to outperform their benchmark Lipper
Average.

We discuss the municipal bond market and explain the Series' investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds.

Sincerely,

David R. Odenath, Jr., President
Prudential Municipal Bond Fund/High Income Series
Prudential Municipal Bond Fund/Insured Series

Prudential Municipal Bond Fund   High Income Series

   Semiannual Report   October 31, 2000

INVESTMENT ADVISER'S REPORT

As the Series' six-month reporting period began on May 1, 2000, financial markets were awaiting the Federal Reserve's next change in monetary policy.
The Fed had already increased short-term interest rates by a quarter of a percentage point in February and March 2000 in an effort to slow the U.S. economic expansion. However, the central bank was expected to raise rates by half of a percentage point in mid-May because the economy continued to grow rapidly, heightening the risk of mounting inflationary pressures.

Anticipation of this unusually large short-term rate hike led investors in early May to demand sharply higher yields on munis and other fixed-income securities, which caused bond prices to fall. The half-point rate increase that followed on May 16 marked the Fed's largest increase in more than five years. Shortly thereafter, government reports indicated that the cumulative effect of repeated rate hikes was beginning to curb economic growth. As the economic expansion continued to slow, investors drove municipal bond prices higher and yields lower because they expected the Fed to leave short-term rates unchanged for the remainder of the year.

The Series was well positioned to take advantage of
the rally in municipal bond prices. First, the
Series held as much as 6% of its total investments
in low-coupon bonds that had been purchased at
discount prices. We were able to take profits on
some of these bonds because they perform relatively
well when interest rates decline. Second, by the
end of the six months, the Series held
approximately 48% of its total investments in bonds
that were viewed as BBB credit quality or higher.
(Approximately 22% of its total investments were
considered AAA quality.) This sizable exposure
benefited the Series because higher-quality
bonds also performed well.
                                        3

<PAGE<

Prudential Municipal Bond Fund  High Income Series

  Semiannual Report   October 31, 2000

HURT BY CREDIT-QUALITY PROBLEMS
Despite these strategic advantages, the Series' share classes underperformed their benchmark Lipper
Average. The Series' relative performance suffered as credit-quality problems drove the prices of some of its bonds sharply lower. Most notably, the Series holds municipal bonds backed by CSC Steel, Vista Hospital System, and Safety-Kleen, a hazardous waste disposal company, that failed to make debt service payments during the six-month period.

HEALTHCARE, UTILITY SECTORS PERFORM WELL
Although the bonds backed by Vista performed poorly, the Series holds A-rated hospital bonds that gained in value. A more favorable regulatory environment has benefited the financial status of some hospitals. As a result, investor sentiment toward the healthcare sector of the tax-exempt securities market has begun to improve.

Another sector that performed well was municipal bonds backed by investor-owned utility companies.
The utility industry has improved amid several developments, such as deregulation and mergers and acquisitions. In this environment, rating agencies have upgraded the debt securities of some utilities. For example, the Series owns municipal bonds, backed by Cleveland Electric Illuminating
Company located in Ohio, that were upgraded to Baa3 from Ba1 by Moody's. The bonds were issued on behalf of Cleveland Electric by the Ohio State Air
Quality Development Authority.

        www.prudential.com  (800) 225-1852

LOOKING AHEAD

Our outlook for the tax-exempt market remains optimistic based on economic and technical factors.
Municipal bond yields could fall even further and their prices rise if economic data continues to indicate that the U.S. economy is losing steam. On the technical side, the supply of newly issued tax-exempt securities has declined this year in the face of strong demand from investors. We expect this supply/demand imbalance, which has helped raise the prices of munis, to continue in the coming months.

In addition, munis rated below investment grade
continue to provide substantially higher yields
than munis rated AAA. We believe these attractive
yields adequately compensate investors for the
added risk of owning lower-rated bonds.
Consequently, we plan to selectively increase the
Series' exposure to below-investment-grade bonds.
Building up this position, however, will take
considerable time as our research analysts evaluate
each potential high-yield acquisition.
                                              5

Prudential Municipal Bond Fund   Insured Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Municipal Bond Fund/Insured Series seeks the maximum amount of income that is eligible for exclusion from federal income taxes, consistent with the preservation of capital. The Insured
Series invests primarily in AAA-rated municipal obligations or in municipal obligations whose timely coupon and principal payments (but not market value) are insured by a municipal bond insurance company rated AAA/Aaa by Standard &
Poor's Ratings Services, Moody's Investors Service, or other nationally recognized credit-rating agencies. The Series may also invest in U.S.
government-backed municipal obligations. In addition, up to 5% of the Series' total assets can be held in municipal obligations rated A/A or Aa/AA by Moody's or S&P. The Series may invest in unrated municipal obligations that its investment adviser believes are of comparable quality to the Series' permissible investments. There can be no assurance that the Series will achieve its investment objective.

Our bonds are primarily insured by MBIA Insurance
Corp., AMBAC Indemnity Corp., Financial Guaranty
Insurance Co., and Financial Security Assurance
Inc.

Credit Quality
Expressed as a percentage of total investments as of 10/31/00
 9.0% AAA
86.2  AAA Insured
 4.2  AA
 0.6  Cash Equivalents

Portfolio Composition
Expressed as a percentage of total investments as of 10/31/00
69.1% Revenue Bonds
18.8  General Obligation Bonds
 7.3  Prerefunded
 4.2  Miscellaneous
 0.6  Cash Equivalents

Ten Largest Issuers
Expressed as a percentage of
net assets as of 10/31/00
 4.2% Wash. St. Pub. Power Supply
 3.4  Jefferson Cnty. Ala. Wtr. & Swr.
 3.0  NJ Eco. Dev. Auth.-Market
      Transition Fac.
 2.6  New York City Wtr. & Swr.
 2.5  Hawaii St. Dept. Budget & Fin.-
      Hawaiian Elec.
 2.5  Mass. Turnpike
 2.5  Port. Auth. NY & NJ
 2.4  Chicago IL Gas Supp.-Peoples Gas
 2.3  Jersey City NJ Sew.
 2.3  NY St. Environmental Fac.

Holdings are subject to change.

        www.prudential.com  (800) 225-1852

   Semiannual Report   October 31, 2000

Cumulative Total Returns1   As of 10/31/00

                        Six        One            Five             Ten             Since
                       Months      Year           Years           Years          Inception2
Class A                 5.66%     8.52%       27.24% (27.00)  89.93% (88.87)    97.63% (95.97)
Class B                 5.53      8.24        25.06  (24.83)  82.98  (81.96)   137.79 (128.71)
Class C                 5.40      7.97        23.52  (23.29)       N/A          35.76  (35.38)
Class Z                 5.79      8.79             N/A             N/A          23.89  (23.78)
Lipper Insured
Muni Debt Fund Avg.3    5.36      8.01            24.74           88.44             ***

Average Annual Total Returns1        As of 10/31/00

                      One           Five           Ten             Since
                      Year          Years         Years          Inception2
Class A              5.26%      4.30% (4.26)   6.30% (6.24)     6.23% (6.14)
Class B              3.24       4.41  (4.37)   6.23  (6.17)     6.82  (6.51)
Class C              5.89       4.11  (4.07)       N/A          4.84  (4.80)
Class Z              8.79           N/A            N/A          5.33  (5.31)

Dividends and Yields      As of 10/31/00

            Total Dividends       30-Day     Taxable Equivalent Yield4 at Tax Rates of
          Paid for Six Months    SEC Yield         36%                    39.6%
Class A         $0.25              4.19%         6.55%                    6.94%
Class B         $0.24              4.07          6.36                     6.74
Class C         $0.23              3.78          5.91                     6.26
Class Z         $0.27              4.57          7.14                     7.57

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B,
9/17/87; Class C, 8/1/94; Class Z, 9/16/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Insured Municipal (Muni) Debt
Fund category. The Lipper average is unmanaged. Insured
Muni Debt funds invest at least 65% of their assets in municipal debt issues insured as to timely payment.

4 Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.
 *** Lipper Since Inception returns are 94.69% for
Class A, 148.61% for Class B, 38.20% for Class C, and 19.97% for Class Z, based on all funds in each share class.

Prudential Municipal Bond Fund   Insured Series

  Semiannual Report   October 31, 2000

INVESTMENT ADVISER'S REPORT

During our fiscal half-year that began on May 1, 2000, the municipal bond market overcame an early sell-off to end the period with higher prices. Amid these changing market conditions, we made shifts in the Series' portfolio that enabled it to benefit more fully from the rally in tax-exempt securities.
Consequently, the Series' share classes, without considering the initial sales charges, outperformed their benchmark Lipper Average, which is not subject to sales charges.

Investors initially demanded sharply higher yields on municipal bonds and other fixed-income securities, which forced bond prices lower. This trend toward higher yields emerged because the Federal Reserve (the Fed) was expected to increase short-term interest rates by half of a percentage point in mid-May. Raising rates would drive borrowing costs higher for consumers and businesses, which in turn could rein in a rapidly expanding U.S. economy and curb inflation.

The Fed had previously tightened monetary policy by a quarter of a percentage point in February and March 2000. However, the central bank was expected to act more aggressively because the economy continued to grow at a brisk pace. The widely anticipated half-point rate hike occurred on May
16. Shortly thereafter, data began to show that repeated short-term rate increases were finally beginning to check economic growth. As the economic expansion continued to slow, investors pushed prices of munis higher and yields lower because they expected the Fed to leave short-term rates unchanged for the remainder of the year.

A GOOD TIME TO OWN INSURED MUNIS
Besides this improved outlook for monetary policy, tax-exempt bond prices climbed as turmoil in the stock market increased investor appetite for munis.
But as investors scrambled to buy tax-exempt securities, the supply of newly issued bonds dwindled. Many state
       www.prudential.com  (800) 225-1852

and local governments had accumulated such hefty cash reserves during the economic expansion that their borrowing needs declined. This supply/demand imbalance was another factor that helped bolster the prices of munis.

Within the tax-exempt market, higher-quality munis, such as insured bonds, performed well. For the six months ended October 31, 2000, insured municipal bonds returned 6.31% compared with 5.73% for the tax-exempt market overall, according to the Lehman
Brothers Municipal Bond Index.

PORTFOLIO MOVES BOLSTERED SERIES' RETURNS
The Series was well positioned to benefit from the rally in tax-exempt securities. We purchased low-coupon munis at discount prices that performed relatively well as bond yields fell because they were more sensitive to changes in the level of interest rates than higher-coupon munis with comparable maturities.

In addition, our purchases of long-term zero coupon bonds also benefited the Series. Zero coupon bonds do not make periodic interest payments. Instead, they are issued with deep discount prices, and are redeemed at face value when the bonds mature. The difference between their original price and their face value represents accrued interest. The Series' zero coupon bonds are noncallable. Because of this characteristic, as interest rates fell, prices of the bonds appreciated without the risk of having the bonds retired prior to maturity.

From time to time, yields on longer-term munis were
unusually higher than yields on shorter-term munis. We
therefore bought 20- to 30-year munis, such as
housing bonds, in order to lock in their attractive
yields. At the same time, we took profits on some
of the Series' 10-year bonds. Their prices had
risen amid strong demand from high-net-worth
investors, many of whom prefer to own bonds with
intermediate maturities.
                                   9

Prudential Municipal Bond Fund  Insured Series

Semiannual Report   October 31, 2000

LOOKING AHEAD
Our outlook for the tax-exempt market remains optimistic based on economic and technical factors.
Bond yields could fall even further and their prices rise if economic data continues to indicate that the U.S. economy is losing steam. On the technical side, the supply of newly issued tax-exempt securities has declined this year in the face of strong demand from investors. We expect this supply/demand imbalance, which has helped lift the prices of munis, to continue in coming months.
In addition, our focus remains on 20- to 30-year munis because their yields are still very attractive relative to yields on shorter-term bonds.

Prudential Municipal Bond Fund Management Team

Prudential Municipal Bond Fund

   Semiannual Report   October 31, 2000

Financial
         Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2000 (Unaudited)

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  99.0%
----------------------------------------------------------------------------------------
Arizona  2.4%
Coconino Cnty. Pol. Ctrl. Corp.
 Rev.
 Tucson Elec. Pwr., Navajo A,
 A.M.T.                           Ba3            7.125%      10/01/32   $    5,000       $    5,060,300
 Tucson Elec. Pwr., Navajo B      Ba3            7.00        10/01/32        1,700            1,723,460
Pima Cnty. Ind. Dev. Auth.,
 Multifam. Mtge. Rev., La Cholla
 Proj., A.M.T.                    NR             8.50        7/01/20         9,380           10,130,869
 Tuscon Elec. Pwr. Co., Ser. A,
 A.M.T.                           Ba3            6.10        9/01/25         2,000            1,800,000
 Tuscon Elec. Pwr. Co., Ser. B,
 A.M.T.                           Ba3            6.00        9/01/29         4,250            3,851,902
                                                                                         --------------
                                                                                             22,566,531
----------------------------------------------------------------------------------------
Arkansas  1.2%
Northwest Arkansas Reg'l. Arpt.
 Auth.
 Rev., A.M.T.                     NR             7.00        2/01/10         3,000            3,017,790
 Rev., A.M.T.                     NR             7.625       2/01/27         8,400            8,547,588
                                                                                         --------------
                                                                                             11,565,378
----------------------------------------------------------------------------------------
California  8.9%
Abag Fin. Auth. for Nonprofit
 Corp. Amer. Baptist Homes.,
 Ser. A                           BBB(b)         6.20        10/01/27        3,200            2,895,008
Corona Ctfs. of Part., Vista
 Hosp. Sys., Inc., Ser. C         NR             8.375       7/01/11        10,000(e)         4,001,800
Delano Ctfs. of Part., Reg'l.
 Med. Ctr., Ser. A                AAA(b)         9.25        1/01/22         6,530(c)         7,290,288
Foothill/Eastern Transp.
 Corridor Agcy., Toll Rd. Rev.    Baa3           Zero        1/15/28        11,700            6,528,483

    12                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Lincoln Impvt. Bond Act 1915,
 Pub. Fin. Auth.,Twelve Bridges   NR             6.20%       9/02/25    $    3,975       $    3,959,617
Long Beach Redev. Agcy. Hsg.,
 Multifam. Hsg. Rev., Pacific
 Court Apts.                      NR             6.95        9/01/23         6,195(e)         2,973,600
 Multifam. Hsg. Rev., Pacific
 Court Apts., Issue B             NR             6.80        9/01/13         3,805(e)         1,826,400
Los Angeles Reg'l. Arpts. Impvt.
 Corp., Cont. Air Sublease,
 A.M.T.                           NR             9.25        8/01/24        10,085           11,173,071
Orange Cnty. Cmnty. Loc. Trans.
 Auth., Reg. Linked Savrs. &
 R.I.B.S.                         Aa2            6.20        2/14/11         7,000            7,781,200
Richmond Redev. Agcy. Rev.,
 Multifam. Bridge Affordable
 Hsg.                             NR             7.50        9/01/23         9,870           10,002,949
Roseville Joint Union H.S.
 Dist.,
 Ser. B, F.G.I.C.                 Aaa            Zero        8/01/11         1,440              854,870
 Ser. B, F.G.I.C.                 Aaa            Zero        8/01/14         2,220            1,091,574
Sacramento City Fin. Auth. Rev.,
 Tax Alloc., M.B.I.A.             Aaa            Zero        11/01/15        5,695            2,590,940
San Joaquin Hills Trans. Corr.
 Agcy.,
 Toll Rd. Rev.                    Aaa            Zero        1/01/14         8,420            4,277,697
 Toll Rd. Rev.                    Aaa            Zero        1/01/25        10,000            2,571,100
San Luis Obispo Ctfs. of Part.,
 Vista Hosp. Sys., Inc.           NR             8.375       7/01/29         4,000(e)         1,600,760
Santa Margarita/Dana Point
 Auth., Impvt. Dist.
 Rites Pennsylvania 644F          NR             14.444      8/01/13           660(g)         1,143,522
 Rites Pennsylvania 664E          NR             14.444      8/01/12         1,000(g)         1,705,000
Vallejo Ctfs. of Part., Touro
 Univ.                            Ba2            7.375       6/01/29         3,500            3,586,170
Victor Valley Union H.S. Dist.,
 Gen. Oblig., M.B.I.A.            Aaa            Zero        9/01/12         3,605            2,011,914
 Gen. Oblig., M.B.I.A.            Aaa            Zero        9/01/14         4,740            2,330,042
 Gen. Oblig., M.B.I.A.            Aaa            Zero        9/01/16         3,990            1,718,892
                                                                                         --------------
                                                                                             83,914,897

    See Notes to Financial Statements                                     13

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Colorado  5.0%
Black Hawk Co. Bus. Impvt. Dist.  NR             7.75%       12/01/19   $    5,285       $    5,547,136
Colorado Springs Hosp. Rev.       A3             6.375       12/15/30        5,000            4,989,550
Denver Urban Ren. Auth. Tax,
 Inc. Rev.                        NR             7.50        9/01/04         2,280            2,386,590
 Inc. Rev.                        NR             7.75        9/01/16         4,000            4,254,560
Denver Co. Hlth & Hosp. Rev.,
 Ser. A                           Baa2           5.375       12/01/28        5,000            3,956,100
Lake Creek Affordable Hsg. Corp.
 Multifam. Rev.,
 Ser. A                           NR             6.25        12/01/23       12,995           12,110,431
 Ser. B                           NR             7.00        12/01/23        1,035              973,138
San Migual Cnty., Mountain Vlge.
 Met. Dist.                       NR             8.10        12/01/11        2,160(c)         2,331,569
 Met. Dist.                       NR             8.10        12/01/11        1,040            1,104,282
Superior Met. Dist. No. 1, Wtr.
 & Swr. Rev.                      NR             8.50        12/01/13        8,195(c)         9,415,399
                                                                                         --------------
                                                                                             47,068,755
----------------------------------------------------------------------------------------
Connecticut  2.8%
Connecticut St. Dev. Auth. Poll.
 Ctl. Rev., Ref. Connecticut
 Light & Pwr., A.M.T.             Ba1            5.95        9/01/28        17,400           16,173,996
Connecticut St. Dev. Auth. Swr.,
 Netco Waterbury Ltd.             AAA(b)         9.375       6/01/16         6,950(c)         8,181,818
Connecticut St. Dev. Auth.,
 Mystic Marinelife Aquarium
 Proj. Rev.                       NR             7.00        12/01/27        2,000            2,015,840
                                                                                         --------------
                                                                                             26,371,654
----------------------------------------------------------------------------------------
District of Columbia  1.0%
Dist. of Columbia Rev., Nat'l.
 Public Radio                     NR             7.625       1/01/18         8,800            9,056,784
----------------------------------------------------------------------------------------
Florida  7.5%
Arbor Greene Cmnty. Dev. Dist.,
 Spec. Assessment, Rev.           NR             6.50        5/01/07         2,000            2,006,300

    14                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Bayside Impvt. Cmnty. Dev.
 Dist., Ser. B                    NR             6.375%      5/01/18    $    1,370       $    1,338,284
Crossings At Fleming Island
 Cmnty. Dev. Dist., Clay City     NR             8.25        5/01/16         7,375            8,477,046
Florida Hsg. Fin. Corp. Rev.,
 Cypress Trace Apts., Ser. G,
 A.M.T.                           NR             6.60        7/01/38         4,750            4,496,303
 Westchase Apts., Ser. B, A.M.T.  NR             6.61        7/01/38         3,985            3,823,727
Martin Cnty. Ind. Dev. Auth.
 Rev., Indiantown Cogen. Proj.,
 Ser. A, A.M.T.                   Baa3           7.875       12/15/25       13,000           13,134,680
No. Springs Impvt. Dist. Wtr.
 Mgt.,
 Ser. A                           NR             8.20        5/01/24         1,885(c)         2,079,626
 Ser. A                           NR             8.30        5/01/24         1,660            1,789,563
Oakstead Cmnty Dev. Dist., Cap.
 Impvt., Ser. B                   NR             6.50        5/01/07         5,000            4,968,700
Orange Cnty. Hlth. Facs. Auth.
 Rev., Adventist Hlth. Sys.,
 Enbelt Obl.                      Baa1           6.375       11/15/20        4,500            4,444,740
Orlando Util. Comm., Wtr. &
 Elec. Rev., Ser. D               Aa2            6.75        10/01/17        2,000            2,312,420
Palm Beach Cnty. Hsg. Auth.,
 Banyan Club Apts.                NR             7.75        3/01/23         4,310            4,537,611
Sarasota Hlth. Facs., Kobernick
 Hsg. Meadow Park Proj.           Aaa            10.00       7/01/22         6,620(c)         7,278,359
Stoneybrook West Cmnty. Dev.
 Dist., Spec. Assessment Rev.     NR             6.45        5/01/10         2,500            2,496,500
Tallahassee Florida Hlth. Facs.
 Rev., Tallahassee Memorial
 Hlthcare Proj.                   A3             6.375       12/01/30        3,500            3,446,800
Vista Lakes Cmnty. Dev. Dist.
 Cap. Impvt., Rev.                NR             6.35        5/01/05         3,890            3,897,508
                                                                                         --------------
                                                                                             70,528,167

    See Notes to Financial Statements                                     15

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Georgia  3.2%
Atlanta Arpt. Facs. Rev.,
 M.B.I.A., A.M.T.                 Aaa            Zero        1/01/10    $    2,000       $    1,177,660
Augusta Georgia Hsg. Auth.,
 Emerald Coast Hsg., Ser. A       NR             7.50%       8/01/34        13,310            9,316,734
Effingham Cnty. Dev. Auth., Ft.
 Howard Corp.                     Baa2           7.90        10/01/05       10,000           10,202,100
Henry Cnty. Wtr. & Swr. Auth.
 Rev., A.M.B.A.C.                 Aaa            6.15        2/01/20         1,000            1,094,040
Rockdale Cnty. Dev. Auth., Solid
 Wste. Disp. Rev.                 NR             7.50        1/01/26         8,100            8,282,493
                                                                                         --------------
                                                                                             30,073,027
----------------------------------------------------------------------------------------
Illinois  5.0%
Cary Illinois Spec. Tax,
 Spec. Svc. Area Number 1
 Cambridge A                      NR             7.625       3/01/30         4,000            4,052,320
 Spec. Svc. Area Number 2
 Foxford Hill                     NR             7.50        3/01/30         5,000            4,912,000
Chicago O'Hare Int'l. Arpt.,
 Amer. Airlines Proj., Ser. B     Baa1           8.20        12/01/24        1,000            1,113,890
 United Airlines, Ser. B          Baa2           8.85        5/01/18         2,520            2,637,860
 United Airlines, Ser. B, A.M.T.  Baa2           8.95        5/01/18         2,175            2,275,028
Hennepin Ind. Dev. Rev.,
 Exolon-Esk Co. Proj.             NR             8.875       1/01/18         7,800            8,290,152
Illinois Dev. Fin. Auth. Solid
 Wste Disp. Rev.,                 Ba1            5.05        1/01/10         4,000            3,507,960
Illinois St. Hlth. Facs. Auth.
 Rev.,
 Midwest Physician Group Ltd.
 Proj.                            BBB(b)         8.10        11/15/14        2,935(c)         3,315,082
 Midwest Physician Group Ltd.
 Proj.                            BBB(b)         8.125       11/15/19        3,285(c)         3,746,280
Kane & De Kalb Cntys. Sch.,
 Dist. No. 301, Cap. Apprec.,
 A.M.B.A.C.                       Aaa            Zero        12/01/11        3,360            1,904,179
 Dist. No. 301, Cap. Apprec.,
 A.M.B.A.C.                       Aaa            Zero        12/01/13        4,065            2,032,175

    16                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Robbins Illinois Res. Rec. Rev.,
 Restructuring Proj. Ser. A       NR             8.375%      10/15/16   $    5,031(e)    $      754,687
 Restructuring Proj. Ser. B       NR             8.375       10/15/16        1,969(e)           295,313
 Restructuring Proj. Ser. C       NR             7.25        10/15/09          781              741,683
 Restructuring Proj. Ser. C       NR             7.25        10/15/24        3,376            3,097,050
 Restructuring Proj. Ser. D       NR             Zero        10/15/09        1,567              732,561
Winnebago Cnty. Hsg. Auth., Park
 Tower Assoc., Sec. 8             NR             8.125       1/01/11         3,463            3,549,385
                                                                                         --------------
                                                                                             46,957,605
----------------------------------------------------------------------------------------
Indiana  1.7%
Bluffton Econ. Dev. Rev., Kroger
 Co. Proj.                        Baa3           7.85        8/01/15         7,500            7,943,325
Wabash Econ. Dev. Rev. Bonds,
 Connell Ltd., A.M.T.             NR             8.50        11/24/17        7,250            7,574,583
                                                                                         --------------
                                                                                             15,517,908
----------------------------------------------------------------------------------------
Iowa  3.0%
City of Cedar Rapids Rev.,
 First Mtge., Cottage Grove
 Place Proj.                      Aaa            9.00        7/01/18         9,375(c)        11,218,500
 First Mtge., Cottage Grove
 Place Proj.                      Aaa            9.00        7/01/25         4,435(c)         5,307,098
Iowa St. Fin. Auth., Hlthcare.
 Facs. Rev., Mercy Hlth.
 Initiatives Proj.                NR             9.25        7/01/25        10,000           11,927,400
                                                                                         --------------
                                                                                             28,452,998
----------------------------------------------------------------------------------------
Kentucky  0.8%
Kentucky Econ. Dev. Fin. Auth.,
 Hlth. Sys., Rev.                 NR             6.50        10/01/20        2,500            2,426,575
Kentucky Econ. Dev. Fin. Auth.,
 Norton Hlthcare, Inc., Ser. A    NR             6.625       10/01/28        2,000            1,936,940
Owensboro Elec. Lt. & Pwr. Rev.,
 Ser. B, A.M.B.A.C.               Aaa            Zero        1/01/16         6,650            2,898,935
                                                                                         --------------
                                                                                              7,262,450

    See Notes to Financial Statements                                     17

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Louisiana  2.0%
Hodge Util. Rev., Stone
 Container Corp., A.M.T.          NR             9.00%       3/01/10    $    7,000       $    7,149,660
New Orleans Gen Oblig., Cap.
 Apprec., A.M.B.A.C.              Aaa            Zero        9/01/18         3,090            1,142,033
New Orleans Home Mtge. Auth.
 Rev., Sngl. Fam. Mtge., Ser. A,
 G.N.M.A., A.M.T.                 Aaa            8.60        12/01/19        1,670(f)         1,682,659
New Orleans Ind. Dev. Rev.        BBB(b)         8.75        10/01/19        3,600            3,721,644
West Feliciana Parish Poll.
 Ctrl. Rev., Gulf St. Util. Co.
 Proj.                            NR             9.00        5/01/15         5,250            5,426,820
                                                                                         --------------
                                                                                             19,122,816
----------------------------------------------------------------------------------------
Maine  0.4%
Maine Health & Higher Edl. Facs.
 Auth. Rev.,
 Piper Shores, Ser. A             NR             7.50        1/01/19         1,000              973,790
 Piper Shores, Ser. A             NR             7.55        1/01/29         3,000            2,906,880
                                                                                         --------------
                                                                                              3,880,670
----------------------------------------------------------------------------------------
Maryland  1.5%
Anne Arundel Cnty. Spec. Oblig.,
 Arundel Mills Proj.              NR             7.10        7/01/29         3,000            3,055,710
Maryland St. Hlth. & Higher Edl.
 Facs. Auth. Rev.                 Baa1           6.75        7/01/30         5,000            5,140,600
Northeast Wste. Disp. Auth.,
 Sludge Comp. Facs.               NR             7.25        7/01/07         3,124            3,232,247
 Sludge Comp. Facs., A.M.T.       NR             8.50        7/01/07         2,745            2,908,876
                                                                                         --------------
                                                                                             14,337,433
----------------------------------------------------------------------------------------
Massachusetts  3.5%
Boston Ind. Dev. Fin. Auth.
 Rev.,
 First Mtge. Springhouse Proj.    Aaa            9.25        7/01/15         7,570(c)         8,893,614
 First Mtge. Springhouse Proj.    NR             6.00        7/01/28         4,500            3,696,705
Mass. Bay Trans. Auth., Gen.
 Trans. Sys., Ser. A, F.G.I.C.    Aaa            7.00        3/01/21         3,000            3,558,720

    18                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Mass. St. Coll. Bldg. Proj. &
 Ref. Bonds                       Aa2            7.50%       5/01/14    $    1,750       $    2,134,580
Mass. St. Hlth. & Ed. Facs.
 Auth. Rev., Cardinal Cushing
 Gen. Hosp.                       NR             8.875       7/01/18         7,500            7,664,025
Mass. St. Tpke. Auth. Met. Hgwy.
 Sys. Rev.                        Aaa            Zero        1/01/28         6,000            1,285,200
Randolph Hsg. Auth., Multifam.
 Hsg., Liberty Place Proj. A,
 Ser. A                           NR             9.00        12/01/21        5,685            5,707,172
                                                                                         --------------
                                                                                             32,940,016
----------------------------------------------------------------------------------------
Michigan  4.6%
Grand Rapids Dev. Auth.,
 Cap. Apprec., M.B.I.A.           Aaa            Zero        6/01/11         3,160            1,843,007
 Cap. Apprec., M.B.I.A.           Aaa            Zero        6/01/12         3,000            1,645,980
Gratiot Cnty. Econ. Dev. Corp.,
 Danley Die Proj. Connell L.P.    NR             7.625       4/01/07         3,200            3,303,872
Michigan St. Hosp. Fin. Auth.
 Rev., Saratoga Cmnty. Hosp.      NR             8.75        6/01/10         5,430(c)         5,777,085
Michigan St. Strategic Fd. Res.
 Recovery Ltd. Oblig. Rev.,
 Central Wayne Energy Rec. A      NR             7.00        7/01/27         6,500            4,892,680
 Central Wayne Energy Rec. A,
 A.M.T.                           NR             6.90        7/01/19         1,500            1,152,315
Michigan Strategic Fund, Solid
 Wste. Disp., Gennese Pwr.
 Station, A.M.T.                  NR             7.50        1/01/21        10,000           10,274,900
Midland Cnty. Econ. Dev. Corp.,
 Poll. Ctrl. Rev.                 Ba3            6.875       7/23/09        10,000           10,061,000
Wayne Cnty. Bldg. Auth., Ser. A,
 A.M.T.                           A3             8.00        3/01/17         3,500(c)         3,724,490
                                                                                         --------------
                                                                                             42,675,329

    See Notes to Financial Statements                                     19

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Minnesota  2.2%
Minnesota Agricultural & Econ.
 Dev. Rev.,
 Fairview Hlthcare. Sys., Ser. A  A2             6.375%      11/15/22   $   15,000       $   15,249,000
 Fairview Hlthcare. Sys., Ser. A  A2             6.375       11/15/29        3,000            3,036,630
Southern Minnesota Mun. Pwr.
 Agcy. Pwr. Supply Sys. Rev.      Aaa            Zero        1/01/26         9,880            2,349,168
                                                                                         --------------
                                                                                             20,634,798
----------------------------------------------------------------------------------------
Missouri  1.6%
Bridgeton Ind. Dev. Auth. Sr.
 Hsg. Rev., Sarah Cmnty. Proj.    NR             5.90        5/01/28         4,000            3,263,280
Missouri St. Hlth. & Edl. Facs.
 Auth.,
 Hlth. Facs. Rev.                 A2             6.125       12/01/19        1,250            1,231,962
 Hlth. Facs. Rev.                 A2             6.25        12/01/30        3,375            3,320,831
St. Louis Cnty. Ind. Dev. Auth.
 Rev.,
 Soemm Proj., A.M.T.              NR             10.25       7/01/08         1,285            1,287,301
 Soemm Proj., A.M.T.              NR             10.25       7/01/08           485              485,868
St. Louis Cnty. Reg. Conv. &
 Sports Comp., Ser. C             Aaa            7.90        8/15/21         5,000(c)         5,443,150
                                                                                         --------------
                                                                                             15,032,392
----------------------------------------------------------------------------------------
Nebraska  0.2%
Kearney Ind. Dev. Rev., Cap.
 Apprec., Great Platte Rvr. Rd.   NR             Zero        1/01/17         4,000            1,803,320
----------------------------------------------------------------------------------------
Nevada  0.5%
Clark Cnty. Impvt. Dist., No.
 121 Southern Highlands Area      NR             7.50        12/01/19        5,000            5,089,850
----------------------------------------------------------------------------------------
New Hampshire  2.1%
New Hampshire Higher Edl. &
 Hlth. Facs. Auth. Rev., Antioch
 College                          NR             7.875       12/01/22        5,180            5,575,752
New Hampshire St. Bus. Poll.
 Ref., Pub. Svc. Co., A.M.T.      Ba1            6.00        5/01/21        15,500           14,463,205
                                                                                         --------------
                                                                                             20,038,957

    20                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
New Jersey  4.1%
New Jersey Econ. Dev. Auth.
 Rev.,
 Continental Airlines, Inc.
 Proj.                            Ba2            6.25%       9/15/29    $    5,000       $    4,577,500
 Development Rev.                 NR             Zero        4/01/12         1,115              513,680
 Fellowship Vlge., Proj. A        Aaa            9.25        1/01/25        11,500(c)        13,623,360
 Kaplowski Rd., Ser. A            NR             6.375       4/01/31         7,000            6,701,310
 Ref. Newark Arpt. Marriot Hotel  NR             7.00        10/01/14        3,800            3,854,416
New Jersey Hlthcare. Facs. Fin.
 Auth. Rev.                       NR             8.00        7/01/27         5,000            4,728,900
New Jersey St. Edl. Facs. Auth.
 Rev., Felician College Of Lodi,
 Ser. D                           NR             7.375       11/01/22        4,000            4,225,080
                                                                                         --------------
                                                                                             38,224,246
----------------------------------------------------------------------------------------
New York  3.5%
Met. Trans. Auth. Facs. Rev.,
 Ser. N, F.G.I.C.                 Aaa            Zero        7/01/13         2,785            1,455,330
New York City Ind. Dev. Agcy.,
 Bklyn. Navy Yard Cogen
 Partners, A.M.T.                 Baa3           6.20        10/01/22        9,175            9,095,177
 Visy Paper, Inc. Proj., A.M.T.   NR             7.95        1/01/28         4,000            4,214,600
New York City Ind. Dev. Agcy.,
 Civic Touro College Proj., Ser.
 A                                Ba2            6.35        6/01/29         5,600            5,367,992
New York City. Ind. Dev. Agcy.
 Rev., Ref. Laguardia Assoc.
 L.P. Proj.                       NR             6.00        11/01/28        4,000            3,416,880
Port Auth. of New York & New
 Jersey, USAir LaGuardia Arpt.,
 A.M.T.                           Ba2            9.125       12/01/15        4,000            4,110,400
Rockland Cnty. Ind. Dev. Agcy.
 Rev.,
 Dominican Coll. Proj.            NR             5.90        5/01/10         2,090            1,992,188
 Dominican Coll. Proj.            NR             6.25        5/01/28         3,000            2,625,390

    See Notes to Financial Statements                                     21

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Suffolk Cnty N.Y. Ind. Dev.
 Agcy, Continuing Care Ret.
 Cmnty. Rev., First Mtge.,
 Jefferson Ferry, Ser. A          NR             7.25%       11/01/28   $    1,000       $      995,370
                                                                                         --------------
                                                                                             33,273,327
----------------------------------------------------------------------------------------
Ohio  4.8%
Cleveland Pub. Pwr. Sys. Rev.,
 First Mtge., M.B.I.A.            Aaa            Zero        11/15/12        1,000              537,120
 First Mtge., M.B.I.A.            Aaa            Zero        11/15/13        1,500              756,435
Franklin Cnty. Hosp. Rev.,
 Senior Doctors Hlth. Corp.       Baa3           5.60        12/01/28        6,800            4,447,336
Mahoning Valley San. Dist. Wtr.
 Rev.                             NR             7.75        5/15/19         8,000(c)         8,925,280
Ohio St. Air Quality Dev. Auth.
 Ref., Amt. Coll. Poll. Ctrl.,
 Ser. A                           Baa3           6.10        8/01/20         8,000            7,527,440
Ohio St. Solid Wste. Rev.,
 Cscltd. Proj., A.M.T.            NR             8.50        8/01/22         7,000(e)         1,960,000
 Rep. Eng. Steels, Inc., A.M.T.   NR             9.00        6/01/21         2,250              445,297
Ohio St. Wtr. Dev. Auth. Poll.
 Ctrl. Facs.,
 First Mtge., Toledo Edison,
 A.M.T.                           Baa3           8.00        10/01/23        5,500            5,854,640
 Rev.                             Baa3           6.10        8/01/20         3,000            2,816,550
Richland Cnty. Hosp. Facs. Rev.,
 Ref. Medcentral Hlth. Sys.,
 Ser. A                           A(b)           6.125       11/15/16        1,000              982,950
 Ser. B                           A(b)           6.375       11/15/30        4,000            3,887,960
Stark Cnty. Hlthcare. Facs.
 Rev., Rose Lane, Inc. Proj.      NR             9.00        12/01/23        6,135(c)         6,825,924
                                                                                         --------------
                                                                                             44,966,932
----------------------------------------------------------------------------------------
Oregon  0.5%
Klamath Falls Elec. Rev. Ref.,
 Sr. Lien                         NR             6.00        1/01/25         5,250            4,740,173

    22                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Pennsylvania  6.6%
Berks Cnty. Mun. Auth. Rev.,
 Alvernia Coll. Proj.             NR             7.75%       11/15/16   $    5,240       $    5,546,121
Carbon Cnty. Ind. Dev. Auth.
 Res. Rec. Rev.                   BBB(b)         6.65        5/01/10        10,500           10,666,110
Dauphin Cnty. Gen. Auth. Hosp.
 Rev., NW Med. Ctr. Proj.         BBB(b)         8.625       10/15/13        5,900            6,438,788
Delaware Cnty. Ind. Dev. Auth.
 Rev.,
 Ref. Res. Rec. Facs., Ser. A     B2             6.00        1/01/09         6,500            6,100,120
 Ref. Res. Rec. Facs., Ser. A     B2             6.20        7/01/19         8,150            7,357,901
Delaware Valley Reg'l. Fin.
 Auth. Local Government Rev.      Aaa            5.50        8/01/28         6,150            6,083,826
Philadelphia Auth. Ind. Dev.
 Rev.                             NR             7.75        12/01/17        5,000            5,267,250
Philadelphia Hosps. & Higher
 Edl. Facs. Auth. Rev.,
 Grad. Hlth. Sys.                 Ca             7.00        7/01/05         2,500(e)           862,500
 Grad. Hlth. Sys.                 Ca             7.25        7/01/18         3,435(e)         1,185,075
 Grad. Hlth. Sys., Ser. A.        Ca             6.25        7/01/13         3,050(e)         1,052,250
Somerset Cnty. Hosp. Auth. Rev.,
 Hlthcare First Mtge.             NR             8.40        6/01/09         1,915            2,010,731
 Hlthcare First Mtge.             NR             8.50        6/01/24         8,805            9,252,558
                                                                                         --------------
                                                                                             61,823,230
----------------------------------------------------------------------------------------
Rhode Island  1.1%
Rhode Island Redev. Agcy., Ser.
 A                                NR             8.00        9/01/24        10,180           10,480,514
----------------------------------------------------------------------------------------
South Carolina  0.5%
So. Carolina Jobs Econ. Dev.,
 First Mtge. Lutheran Homes       NR             6.625       5/01/28         4,000            3,681,640
 Solid Wste. Recycling Facs.
 Rev.                             NR             9.00        12/01/11        2,000(e)         1,000,000
                                                                                         --------------
                                                                                              4,681,640
----------------------------------------------------------------------------------------
South Dakota  0.9%
Education Lns., Inc. Student Ln.
 Rev., A.M.T.                     A2             5.60        6/01/20         3,300            3,158,463

    See Notes to Financial Statements                                     23

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
So. Dakota Econ. Dev. Fin.
 Auth., Dakota Park, A.M.T.       NR             10.25%      1/01/19    $    4,775       $    4,847,532
                                                                                         --------------
                                                                                              8,005,995
----------------------------------------------------------------------------------------
Tennessee  3.6%
Memphis Center City Rev. Fin.
 Corp., Ser. B                    NR             6.50        9/01/28        26,000           23,210,980
Rutherford Cnty. Hlth. & Edl.
 Facs. Brd.,First Mtge. Rev.      NR             9.50        12/01/19        6,300            6,799,905
Shelby Cnty. Hlth. Edl. & Hsg.,
 St. Judes Childrens Research     AA(b)          5.375       7/01/29         4,000            3,710,920
                                                                                         --------------
                                                                                             33,721,805
----------------------------------------------------------------------------------------
Texas  5.5%
Austin Hsg. Fin. Corp.,
 Multifam. Hsg. Rev., Stony
 Creek,
 Ser. A                           NR             7.75        11/01/29        9,390            9,368,497
Beaumont Hsg. Fin. Corp., Sngl.
 Fam. Mtge. Rev.                  A1             9.20        3/01/12           895              990,470
Frisco Independent Sch. Dist.     Aaa            5.00        8/15/30         5,000            4,513,850
Harris Cnty., Ref. Toll Road
 Sub. Lien                        Aaa            6.00        8/01/14        13,075           14,054,710
Houston Arpt. Sys.,
 Rev.                             Ba1            6.125       7/15/27         5,650            4,987,650
 Spec. Facs. Continental
 Airlines, Ser. C                 Ba1            6.125       7/15/27         5,800            5,120,066
Katy Texas Dev. Auth. Rev., Tax
 Increment Contract, Ser. B       NR             6.00        6/01/18         4,000            3,848,640
Keller Ind. Sch. Dist., Cap.
 Apprec. Ref., Ser. A, P.S.F.G.   Aaa            Zero        8/15/17         4,075            1,599,111
Meadow Parc Dev., Inc. Multifam.
 Rev. Hsg. Meadow Proj.           NR             6.50        12/01/30        5,000            4,634,700
New Braunfels Ind. Sch. Dist.,
 Cap. Apprec., P.S.F.G.           Aaa            Zero        2/01/12         2,365            1,314,420
Texas Mun. Pwr. Agcy. Rev.,
 M.B.I.A.                         Aaa            Zero        9/01/15         3,300            1,471,404
                                                                                         --------------
                                                                                             51,903,518

    24                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Utah  0.1%
Carbon Cnty. Solid Wste. Disp.
 Rev. Ref., Laidlaw
 Environmental, Ser. A, A.M.T.    NR             7.45%       7/01/17    $    1,000       $      969,310
Tooele Cnty. Poll. Ctrl. Rev.
 Ref., Laidlaw Environmental,
 Ser. A, A.M.T.                   NR             7.55        7/01/27         4,000(e)           151,200
                                                                                         --------------
                                                                                              1,120,510
----------------------------------------------------------------------------------------
Virginia  2.2%
Loudoun Cnty. Ind. Dev. Auth.
 Rev.                             NR             7.125       9/01/15         2,000            2,059,660
Norfolk Redev. & Hsg. Auth.,
 Multifam. Rental Hsg. Facs.
 Rev., A.M.T.                     NR             8.00        9/01/26         5,960            5,857,488
Pittsylvania Cnty. Ind. Dev.
 Auth. Rev. Multitrade, A.M.T.    NR             7.55        1/01/19         9,000            9,153,360
Pocahontas Pkwy. Assoc. Toll Rd.
 Rev.,
 Cap. Apprec., Ser. B             Baa3           Zero        8/15/16         7,000            2,294,740
 Cap. Apprec., Ser. C             Ba1            Zero        8/15/16         3,300            1,025,640
                                                                                         --------------
                                                                                             20,390,888
----------------------------------------------------------------------------------------
Washington  1.7%
Bellevue Conv. Ctr. Auth.,
 King City, Oblig. Rev.,
 M.B.I.A.                         Aaa            Zero        2/01/10           870              546,021
 King City, Oblig. Rev.,
 M.B.I.A.                         Aaa            Zero        2/01/11         1,200              709,728
 King City, Oblig. Rev.,
 M.B.I.A.                         Aaa            Zero        2/01/12         1,300              723,307
 King City, Oblig. Rev.,
 M.B.I.A.                         Aaa            Zero        2/01/14         1,385              680,132
Thurston Cnty. Sch. Dist. 333,
 F.G.I.C.                         Aaa            Zero        12/01/12        6,830            3,638,614
 F.G.I.C. Ser. B                  Aaa            Zero        12/01/11        6,415            3,635,509
Washington St. Pub. Pwr. Supply
 Sys. Rev., Nuclear Proj. No. 1,
 Ser. B                           Aa1            7.25        7/01/09         5,000            5,624,900
                                                                                         --------------
                                                                                             15,558,211

    See Notes to Financial Statements                                     25

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
West Virginia  1.7%
So. Charleston Ind. Dev. Rev.,
 Union Carbide Chem. & Plastics
 Co., A.M.T.                      Baa2           8.00%       8/01/20    $    2,450       $    2,502,822
Weirton Poll. Ctrl. Rev.,
 Weirton Steel Proj.              B2             8.625       11/01/14        2,700            2,661,957
West Virginia St. Hosp. Fin.
 Auth. Hosp. Rev., Oak Hill
 Hospital, Ser. B                 A2             6.75        9/01/30         7,000            7,122,850
West Virginia St. Pkwys. Econ.
 Dev. & Tourism Auth., F.G.I.C.   Aaa            7.038       5/16/19         3,250(g)         3,319,063
                                                                                         --------------
                                                                                             15,606,692
----------------------------------------------------------------------------------------
Wisconsin  1.1%
Oconto Falls Cmnty. Dev. Auth.
 Dev. Rev.,                       NR             8.125       12/01/22        1,500            1,466,040
 Dev. Rev., Oconto Falls Tissue,
 Inc. Proj., A.M.T.               NR             7.75        12/01/22        8,800            8,368,008
                                                                                         --------------
                                                                                              9,834,048
                                                                                         --------------
Total long-term investments
 (cost $946,764,851)                                                                        929,223,464
                                                                                         --------------
SHORT-TERM INVESTMENTS  1.0%
----------------------------------------------------------------------------------------
Nevada  0.3%
Clark Cnty. Poll. Ctrl. Rev.
 Ref., So. California Edsion
 Co., Ser. A                      VMIG1          4.70        11/01/00        3,000            3,000,000
----------------------------------------------------------------------------------------
Rhode Island  0.1%
Providence Hsg. Auth. Multi
 Hsg., Cathedral Square, Ser. A   A-1(b)         4.75        11/01/00        1,300            1,300,000
----------------------------------------------------------------------------------------
Texas  0.6%
Brazos River Harbor Nav. Dist.
 Rev., Dow Chemical Co., Ser.
 93, F.R.D.D., A.M.T.             A1             4.80        11/01/00          400              400,000

    26                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Gulf Coast Wste. Disp. Auth.,
 Ser. 95 F.R.D.D.                 VMIG1          4.75%       11/01/00   $    3,000       $    3,000,000
 Poll. Ctrl. And Solid Wste.
 Disp. Rev.                       A1+(b)         4.75        11/01/00        1,900            1,900,000
                                                                                         --------------
                                                                                              5,300,000
                                                                                         --------------
Total short-term investments
 (cost $9,600,000)                                                                            9,600,000
                                                                                         --------------
Total Investments  100%
 (cost $956,364,851; Note 4)                                                                938,823,464
Liabilities in excess of other
 assets                                                                                        (177,545)
                                                                                         --------------
Net Assets  100%                                                                         $  938,645,919
                                                                                         --------------
                                                                                         --------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation A.M.T.--Alternative Minimum Tax
    F.G.I.C.--Financial Guaranty Insurance Company
    F.R.D.D.--Floating Rate (Daily) Demand Note (d)
    G.N.M.A.--Government National Mortgage Association
    L.P.--Limited Partnership
    M.B.I.A.--Municipal Bond Insurance Association
    P.S.F.G.--Public School Fund Guaranty
    R.I.B.S.--Residual Interest Bearing Securities
(b) Standard & Poor's Rating.
(c) Prerefunded issues are secured by escrowed cash and direct U.S. guaranteed obligations.
(d) The maturity date shown is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(e) Issuer in default of interest payment. Non-income producing security.
(f) All or partial principal amount segregated as initial margin on financial futures contracts.
(g) Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at year end.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current prospectus contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     27

       Prudential Municipal Bond Fund      High Income Series
             Statement of Assets and Liabilities (Unaudited)

                                                                  October 31, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $956,364,851)                          $  938,823,464
Cash                                                                      219,835
Interest receivable                                                    20,149,949
Receivable for Series shares sold                                         293,133
Unrealized appreciation on swaps                                           48,549
Deferred expenses and other assets                                         18,812
                                                                  ----------------
      Total assets                                                    959,553,742
                                                                  ----------------
LIABILITIES
Payable for investments purchased                                      16,908,410
Payable for Series shares reacquired                                    1,870,380
Dividends payable                                                       1,305,554
Management fee payable                                                    402,156
Distribution fee payable                                                  289,635
Due to broker - variation margin                                           34,375
Accrued expenses                                                           97,313
                                                                  ----------------
      Total liabilities                                                20,907,823
                                                                  ----------------
NET ASSETS                                                         $  938,645,919
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $      924,322
   Paid-in capital in excess of par                                 1,002,721,772
                                                                  ----------------
                                                                    1,003,646,094
   Undistributed net investment income                                    486,989
   Accumulated net realized loss on investments                       (48,141,982)
   Net unrealized depreciation of investments, futures
      contracts and swaps                                             (17,345,182)
                                                                  ----------------
Net assets, October 31, 2000                                       $  938,645,919
                                                                  ----------------
                                                                  ----------------

    28                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Statement of Assets and Liabilities (Unaudited) Con't.

                                                                  October 31, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($535,892,996
      / 52,771,246 shares of beneficial interest issued and
      outstanding)                                                         $10.16
   Maximum sales charge (3% of offering price)                                .31
                                                                  ----------------
   Maximum offering price to public                                        $10.47
                                                                  ----------------
                                                                  ----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($367,252,372 / 36,164,395 shares of beneficial
      interest issued and outstanding)                                     $10.16
                                                                  ----------------
                                                                  ----------------
Class C:
   Net asset value and redemption price per share ($27,882,295
      / 2,745,666 shares of beneficial interest issued and
      outstanding)                                                         $10.16
   Sales charge (1% of offering price)                                        .10
                                                                  ----------------
   Offering price to public                                                $10.26
                                                                  ----------------
                                                                  ----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($7,618,256 / 750,846 shares of beneficial interest
      issued and outstanding)                                              $10.15
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements                                     29

       Prudential Municipal Bond Fund      High Income Series
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                  October 31, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 33,099,482
                                                                  ----------------
Expenses
   Management fee                                                      2,441,716
   Distribution fee--Class A                                             660,793
   Distribution fee--Class B                                           1,028,539
   Distribution fee--Class C                                             108,636
   Transfer agent's fees and expenses                                    180,000
   Custodian's fees and expenses                                          73,000
   Reports to shareholders                                                53,000
   Registration fees                                                      40,000
   Legal fees                                                             15,000
   Trustees' fees and expenses                                            13,000
   Insurance expense                                                      13,000
   Audit fees                                                              7,500
   Miscellaneous                                                           9,240
                                                                  ----------------
      Total expenses                                                   4,643,424
Less: Custodian fee credit                                                  (824)
                                                                  ----------------
     Net expenses                                                      4,642,600
                                                                  ----------------
Net investment income                                                 28,456,882
                                                                  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                           (11,285,890)
   Financial futures contract transactions                               207,560
   Purchased option                                                      (66,274)
   Total return swap                                                     275,697
                                                                  ----------------
                                                                     (10,868,907)
                                                                  ----------------
Net change in unrealized depreciation of:
   Investments                                                         4,107,047
   Financial futures contracts                                           360,265
   Total return swap                                                      48,549
                                                                  ----------------
                                                                       4,515,861
                                                                  ----------------
Net gain on investments                                               (6,353,046)
                                                                  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 22,103,836
                                                                  ----------------
                                                                  ----------------

    30                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Statement of Changes in Net Assets (Unaudited)

                                                    Six Months            Year
                                                      Ended              Ended
                                                 October 31, 2000    April 30, 2000
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                           $ 28,456,882      $   63,425,376
   Net realized gain (loss) on investment
      transactions                                  (10,868,907)        (12,924,212)
   Net change in unrealized depreciation of
      investments                                     4,515,861         (91,632,547)
                                                 ----------------    --------------
   Net increase (decrease) in net assets
      resulting from operations                      22,103,836         (41,131,383)
                                                 ----------------    --------------
Dividends from net investment income (Note 1)
      Class A                                       (15,476,030)        (29,722,571)
      Class B                                       (11,521,351)        (31,310,165)
      Class C                                          (775,390)         (1,755,953)
      Class Z                                          (234,111)           (636,687)
                                                 ----------------    --------------
                                                    (28,006,882)        (63,425,376)
                                                 ----------------    --------------
Series share transactions (net of share
   conversions) (Note 5):
   Net proceeds from shares sold                     25,884,172         195,654,738
   Net asset value of shares issued in
      reinvestment of dividends                      12,991,447          29,467,610
   Cost of shares reacquired                        (93,904,613)       (332,423,850)
                                                 ----------------    --------------
   Net increase (decrease) in net assets from
      Series share transactions                     (55,028,994)       (107,301,502)
                                                 ----------------    --------------
Total increase (decrease)                           (60,932,040)       (211,858,261)
NET ASSETS
Beginning of year                                   999,577,959       1,211,436,220
                                                 ----------------    --------------
End of year(a)                                     $938,645,919      $  999,577,959
                                                 ----------------    --------------
                                                 ----------------    --------------
---------------
(a) Includes undistributed net investment
income of                                          $    486,989      $       36,989
                                                 ----------------    --------------
                                                 ----------------    --------------

    See Notes to Financial Statements                                     31

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.4%
----------------------------------------------------------------------------------------
Alabama  3.3%
Jefferson Cnty. Swr. Rev. Wste.,
 Ser. A, F.G.I.C.                 Aaa            5.375%      2/01/27    $    7,000       $    6,745,900
 Ser. A, F.G.I.C.                 Aaa            5.75        2/01/38         4,150            4,159,130
                                                                                         --------------
                                                                                             10,905,030
----------------------------------------------------------------------------------------
Alaska  1.6%
Anchorage Hosp. Rev., Sisters of
 Providence, A.M.B.A.C.           Aaa            7.125       10/01/05        5,000            5,211,150
----------------------------------------------------------------------------------------
Arizona  3.1%
Maricopa Cnty. Ind. Dev. Auth.
 Rev.
 Hosp. Facs., John C. Lincoln
 Hosp., F.S.A.                    Aaa            7.00        12/01/00          625              626,231
 Hosp. Facs., John C. Lincoln
 Hosp., F.S.A.                    Aaa            7.50        12/01/13        1,045(c)         1,068,460
 Hosp. Facs., John C. Lincoln
 Hosp., F.S.A.                    Aaa            7.50        12/01/13        1,205            1,231,583
Maricopa Cnty. Unified Sch.
 Dist. No. 69, Paradise Valley,
 Ser. E, F.G.I.C.                 Aaa            6.80        7/01/12         3,700            4,302,989
Tucson Arizona Street & Highway
 User Rev., Jr. Lien, Ser. E,
 F.G.I.C.                         Aaa            5.00        7/01/17         3,000            2,923,650
                                                                                         --------------
                                                                                             10,152,913
----------------------------------------------------------------------------------------
California  7.0%
Castaic Lake Wtr. Agcy. Rev.
 Ctfs. Part.,
 A.M.B.A.C.                       Aaa            Zero        8/01/21        10,445            3,260,616
 A.M.B.A.C.                       Aaa            Zero        8/01/23        10,445            2,901,725

    32                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Contra Costa Wtr. Dist. Wtr.
 Rev., Ser. E, A.M.B.A.C.         Aaa            6.25%       10/01/12   $    1,455       $    1,677,630
Inland Empire Solid Wste. Fin.
 Auth., Landfill Impvt. Fin.,
 Proj. B, F.S.A.                  Aaa            6.00        8/01/16         2,000            2,188,780
Roseville Joint Union H.S.
 Dist., Ser. B, F.G.I.C.          Aaa            Zero        8/01/13         2,015            1,056,323
San Diego Cnty. Wtr. Auth. Wtr.
 Ctfs. of Part. Rev., F.G.I.C.    Aaa            7.24        4/26/06         5,800(d)         6,423,500
So. Orange Cnty. Pub. Fin.
 Auth., Foothill Area Proj.,
 F.G.I.C.                         Aaa            8.00        8/15/08         2,000            2,465,800
Victor Valley Element. Sch.
 Dist.,
 Cap. Apprec., Ser. A, M.B.I.A.   Aaa            Zero        6/01/17         3,550            1,443,643
 Cap. Apprec., Ser. A, M.B.I.A.   Aaa            Zero        6/01/18         3,700            1,410,625
                                                                                         --------------
                                                                                             22,828,642
----------------------------------------------------------------------------------------
Colorado  1.6%
Denver City & Cnty. Arpt. Rev.,
 Ser. C, M.B.I.A.                 Aaa            5.60        11/15/11        5,000            5,177,950
Jefferson Cnty. Sngl. Fam. Mtge.
 Rev., Ser. A, M.B.I.A.           Aaa            8.875       10/01/13          150              155,097
                                                                                         --------------
                                                                                              5,333,047
----------------------------------------------------------------------------------------
District of Columbia  4.1%
Dist. of Columbia Hosp. Rev.
 Medlantic Hlthcare Grp.,
 M.B.I.A.                         Aaa            5.875       8/15/19         3,500            3,575,250
 M.B.I.A.                         Aaa            5.75        8/15/26         3,000            3,020,280
Dist. of Columbia Ref.,
 Ser. A, M.B.I.A.                 Aaa            6.50        6/01/10           295(c)           332,424
 Ser. A, M.B.I.A.                 Aaa            6.50        6/01/10         5,705            6,363,813
                                                                                         --------------
                                                                                             13,291,767
----------------------------------------------------------------------------------------
Florida  3.8%
Brevard Hlth. Facs. Auth. Rev.,
 Holmes Reg'l. Med. Ctr.,
 M.B.I.A.                         Aaa            5.60        10/01/10        6,000            6,240,060

    See Notes to Financial Statements                                     33

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Orange Cnty. Hlth. Facs. Auth.
 Rev. Hosp.
 Preref. Ser. A, M.B.I.A.         Aaa            6.25%       10/01/07   $    2,235(c)    $    2,444,330
 Unref. Ser. A, M.B.I.A.          Aaa            6.25        10/01/07          925            1,003,671
Palm Beach Cnty. Solid Wste.
 Auth. Rev. Ref.,
 Ser. A, A.M.B.A.C.               Aaa            6.00        10/01/09          295              322,435
 Ser. A, A.M.B.A.C.               Aaa            6.00        10/01/09        2,205            2,396,681
                                                                                         --------------
                                                                                             12,407,177
----------------------------------------------------------------------------------------
Georgia  1.9%
Atlanta Arpt. Facs. Rev.,
 A.M.B.A.C.                       Aaa            6.50        1/01/10         2,000            2,248,020
Georgia Mun. Elec. Auth., Pwr.
 Rev., M.B.I.A.                   Aaa            6.20        1/01/10         3,495            3,835,133
                                                                                         --------------
                                                                                              6,083,153
----------------------------------------------------------------------------------------
Hawaii  2.9%
Hawaii St. Dept. Bdg. & Fin.
 Spl. Purp. Rev., Hawaiian Elec.
 Co., Inc. Projs., Ser. C.        Aaa            6.20        11/01/29        8,000            8,278,320
Honolulu Hawaii City & Cnty.
 Wstewtr. Sys.,
 Rev. Cap. Apprec., F.G.I.C.      Aaa            Zero        7/01/18         1,465              536,659
 Rev. Cap. Apprec., F.G.I.C.      Aaa            Zero        7/01/19         2,305              791,929
                                                                                         --------------
                                                                                              9,606,908
----------------------------------------------------------------------------------------
Idaho  0.6%
Idaho Hsg. & Fin. Assoc. Sngl.
 Fam. Mtg. Rev., Ser. E           Aaa            5.55        7/01/31         1,835            1,851,919
----------------------------------------------------------------------------------------
Illinois  8.7%
Arlington Hts. Park Dist., Cap.
 Apprec., Ser. E, A.M.B.A.C.      Aaa            Zero        12/01/13        4,175            2,087,166
Chicago Gas Supply Rev.,
 A.M.B.A.C.                       Aaa            6.10        6/01/25         7,400            7,637,910
Chicago Illinois Ser. A,
 F.G.I.C.                         Aaa            6.75        1/01/35         2,000            2,233,380

    34                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Chicago Midway Arpt. Rev., Ser.
 B, M.B.I.A., A.M.T.              Aaa            5.75%       1/01/22    $    5,000       $    4,999,550
Chicago O' Hare Int'l. Arpt.
 Rev., Pass. Facs. Chrg., Ser.
 A, A.M.B.A.C.                    Aaa            5.625       1/01/15         2,000            2,040,560
Chicago Skyway Toll Brdg. Rev.,
 M.B.I.A.                         Aaa            5.50        1/01/23           650              636,902
Chicago Wtr. Rev., Cap. Apprec.,
 F.G.I.C.                         Aaa            Zero        11/01/16        3,055            1,266,450
Onterie Ctr. Hsg. Fin. Corp.
 Mtge. Rev.,
 Ser. A, M.B.I.A.                 Aaa            7.00        7/01/12         1,575            1,648,978
 Ser. A, M.B.I.A.                 Aaa            7.05        7/01/27         5,400            5,631,444
                                                                                         --------------
                                                                                             28,182,340
----------------------------------------------------------------------------------------
Louisiana  1.1%
New Orleans Fin. Auth. Sngl.
 Fam. Mtg. Rev., G.N.M.A.         Aaa            6.00        12/01/21        1,125            1,135,114
New Orleans, Gen. Oblig., Cap.
 Apprec., A.M.B.A.C.              Aaa            Zero        9/01/09         4,000            2,581,400
                                                                                         --------------
                                                                                              3,716,514
----------------------------------------------------------------------------------------
Maryland  2.0%
Maryland St. Cmnty. Dev. Admin.
 Dept. Hsg. & Cmnty. Dev.,
 F.H.A.                           Aa2            6.20        9/01/20         5,000            5,148,650
Prince Georges County Maryland
 Hsg. Auth. Sngl. Fam. Mtge.
 Rev., G.N.M.A.                   AAA(b)         6.15        8/01/19         1,250            1,275,200
                                                                                         --------------
                                                                                              6,423,850
----------------------------------------------------------------------------------------
Massachusetts  2.5%
Massachusetts St. Turnpike Auth.
 Met. Hwy. Sys. Rev., M.B.I.A.    Aaa            Zero        1/01/28         3,500              749,700
Massachusetts St. Turnpike Auth.
 Met. Hwy. Sys. Rev., A.M.B.A.C.  Aaa            5.00        1/01/39         5,000            4,422,350

    See Notes to Financial Statements                                     35

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Massachusetts St. Turnpike Auth.
 Met., Cap. Apprec., Ser. A,
 M.B.I.A.                         Aaa            Zero        1/01/29    $   15,000       $    3,031,650
                                                                                         --------------
                                                                                              8,203,700
----------------------------------------------------------------------------------------
Michigan  3.4%
Detroit Michigan Sewage Disp.,
 Rev.,
 Non-preref.                      Aaa            6.756%      7/01/23         1,500(d)         1,471,875
 Preref.                          Aaa            6.756       7/01/23         5,000(c)(d)      5,437,500
Saginaw Hosp. Fin. Auth., St.
 Luke's Hosp., Ser. C, M.B.I.A.   Aaa            6.50        7/01/11         4,000            4,122,080
                                                                                         --------------
                                                                                             11,031,455
----------------------------------------------------------------------------------------
Minnesota  1.8%
Bass Brook Minnesota Poll. Ctrl.
 Rev., M.B.I.A.                   Aaa            6.00        7/01/22         1,600            1,627,680
Minneapolis & St. Paul
 Minnesota Met. Arpts. Comm.,
 Ser. A, F.G.I.C.                 Aaa            5.75        1/01/32         4,285            4,342,205
                                                                                         --------------
                                                                                              5,969,885
----------------------------------------------------------------------------------------
Mississippi  0.8%
Harrison Cnty. Wste. Wtr. Mgmt.
 Dist. Rev., Wstewtr. Treatmt.,
 Facs. Auth., F.G.I.C.            Aaa            6.50        2/01/06         2,400            2,459,088
----------------------------------------------------------------------------------------
Missouri  0.5%
Missouri St. Hlth. & Edl. Facs.
 Rev.,
 SSM Hlthcare, Preref., Ser. AA   Aaa            6.25        6/01/16           285(c)           298,153
 SSM Hlthcare, Unref., Ser. AA,
 M.B.I.A.                         Aaa            6.25        6/01/16         1,215            1,249,360
                                                                                         --------------
                                                                                              1,547,513
----------------------------------------------------------------------------------------
Montana  0.6%
Forsyth Poll. Ctrl. Rev., Puget
 Sound Pwr. & Lt. Co., First
 Mtge., Ser. A, A.M.B.A.C.        Aaa            7.05        8/01/21         2,000            2,069,020

    36                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
New Jersey  8.4%
East Orange Bd. Edl. Ctfs.
 Part.,
 Cap. Apprec., F.S.A.             Aaa            Zero        2/01/15    $      685       $      317,039
 Cap. Apprec., F.S.A.             Aaa            Zero        2/01/16           650              282,061
 Cap. Apprec., F.S.A.             Aaa            Zero        2/01/18         2,645            1,006,713
 Cap. Apprec., F.S.A.             Aaa            Zero        8/01/18            85               31,459
Jersey City Swr. Auth.,
 A.M.B.A.C.                       Aaa            6.00%       1/01/10         2,585            2,822,691
 A.M.B.A.C.                       Aaa            6.25        1/01/14         4,255            4,741,389
New Jersey Econ. Dev. Auth.
 Rev., Natural Gas Facs. Rev.,
 M.B.I.A., A.M.T.                 Aaa            5.70        6/01/32         5,000            4,967,100
New Jersey Econ. Dev. Auth.,
 Mkt. Trans. Facs. Rev.,
 M.B.I.A.                         Aaa            5.875       7/01/11         5,900            6,196,062
 Mkt. Trans. Facs. Rev., Sr.
 Lien, M.B.I.A.                   Aaa            5.80        7/01/09         3,340            3,513,880
New Jersey St. Edl. Facs. Auth.,
 Princeton Univ., Ser. H          Aaa            5.00        7/01/27         3,600            3,366,144
                                                                                         --------------
                                                                                             27,244,538
----------------------------------------------------------------------------------------
New York  14.9%
Islip Res. Rec., Ser. B,
 A.M.B.A.C.                       Aaa            7.20        7/01/10         1,750            2,038,312
Long Island Pwr. Auth. New York
 Elec. Sys. Rev.,
 Cap. Apprec., F.S.A.             Aaa            Zero        6/01/25         5,000            1,232,050
 Cap. Apprec., F.S.A.             Aaa            Zero        6/01/26         7,500            1,741,350
 Cap. Apprec., F.S.A.             Aaa            Zero        6/01/28         4,735              977,115
Met. Trans. Auth. N.Y. Trans.
 Facs. Rev., F.S.A.               Aaa            5.75        7/01/11         5,000            5,281,600
New York City Mun. Wtr. Fin.
 Auth. Wtr. & Swr. Rev., Ser. B   Aa3            6.00        6/15/33         8,000            8,324,480
New York City,
 Ser. G, M.B.I.A.                 Aaa            5.75        2/01/14         3,000            3,116,670
 Cap. Apprec., Ser. G, M.B.I.A.   Aaa            Zero        8/01/07         3,140            2,279,703

    See Notes to Financial Statements                                     37

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
New York St. Envir. Facs. Corp.,
 Poll. Ctrl. Rev.                 Aaa            5.70%       7/15/12    $    2,375       $    2,492,230
 Poll. Ctrl. Rev.                 Aaa            5.75        7/15/13         1,060            1,110,785
 Poll. Ctrl. Rev.                 Aaa            5.80        7/15/14         3,755            3,930,884
New York St. Local Govt.
 Assistance Corp., Ref. Ser. E,
 M.B.I.A.                         Aaa            5.00        4/01/21         5,000            4,754,200
Port Auth. New York & New Jersey
 Cons., Ser. 99, F.G.I.C.         Aaa            5.90        11/01/11        7,665            8,005,096
Suffolk Cnty. Judicial Facs.
 Agcy. Serv. Agreement Rev.,
 A.M.B.A.C.                       Aaa            5.75        10/15/12        3,000            3,195,690
                                                                                         --------------
                                                                                             48,480,165
----------------------------------------------------------------------------------------
Oklahoma  2.1%
Norman Reg'l. Hosp. Auth., Rev.
 Ref., Ser. A, M.B.I.A.           Aaa            5.50        9/01/11         4,110            4,228,122
Oklahoma City Arpt. Trust, Jr.
 Lien, Ser. 24, A.M.B.A.C.,
 A.M.T.                           Aaa            5.75        2/01/18         2,620            2,637,475
                                                                                         --------------
                                                                                              6,865,597
----------------------------------------------------------------------------------------
Pennsylvania  2.8%
Delaware Valley Pennsylvania
 Reg. Fin. Auth. Govt. Rev.,
 A.M.B.A.C.                       Aaa            5.50        8/01/28         6,000            5,935,440
Philadelphia Mun. Auth. Rev.,
 Criminal Justice Ctr., Ser. A,
 M.B.I.A.                         Aaa            6.90        11/15/03        3,000            3,128,640
                                                                                         --------------
                                                                                              9,064,080
----------------------------------------------------------------------------------------
Puerto Rico  2.6%
Puerto Rico Tel. Auth. Rev.,
 Ser. I, M.B.I.A., R.I.B.S.       Aaa            6.36        1/25/07         4,100(c)(d)      4,310,125
 Ser. I, M.B.I.A., R.I.B.S.       Aaa            6.307       1/16/15         3,800(c)(d)      4,028,000
                                                                                         --------------
                                                                                              8,338,125

    38                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Tennessee  1.7%
Met. Gov't. Nashville & Davidson
 Cnty. Wtr. & Swr. Rev.,
 A.M.B.A.C., R.I.B.S              Aaa            7.577%      1/01/22    $    5,000(c)(d) $    5,368,750
----------------------------------------------------------------------------------------
Texas  7.0%
Austin Util. Sys. Rev. Comb.,
 Ser. A, M.B.I.A.                 Aaa            4.875       11/15/10        3,750            3,748,463
Austin Util. Sys. Rev.,
 Preref. Cap. Apprec., Ser. A     Aaa            Zero        5/15/03           725(c)           643,699
 Unref. Bal. Cap. Apprec., Ser.
 A                                Aaa            Zero        5/15/03         3,275            2,906,300
Corpus Christi Util. Sys. Rev.,
 Ser. A                           Aaa            6.00        7/15/19         3,255            3,400,726
 Ser. A                           Aaa            6.00        7/15/20         3,450            3,601,800
Harris Cnty. Texas, Ref. Toll
 Road Sub. Lien, F.G.I.C.         Aaa            6.00        8/01/13         1,795            1,935,225
Houston Arpt. Sys. Rev.,          Aaa            7.20        7/01/13         3,740            4,263,974
Keller Ind. Sch. Dist., P.S.F.G.  Aaa            Zero        8/15/15         4,945            2,210,217
                                                                                         --------------
                                                                                             22,710,404
----------------------------------------------------------------------------------------
Vermont  1.2%
Vermont Hsg. Fin. Agcy. Sngl.
 Fam., Ser. 13A                   Aaa            5.45        5/01/26         4,000            4,009,040
----------------------------------------------------------------------------------------
Virginia  0.9%
Virginia Beach Hosp. Facs. Rev.,
 First Mtge., A.M.B.A.C.          Aaa            6.00        2/15/10         1,220            1,317,185
 First Mtge., A.M.B.A.C.          Aaa            6.00        2/15/13         1,455            1,570,585
                                                                                         --------------
                                                                                              2,887,770
----------------------------------------------------------------------------------------
Washington  4.9%
Washington St. Hlthcare Facs.
 Auth. Rev., Yakima Valley
 Memorial Hosp. Assoc.,           AAA(b)         5.25        12/01/20        2,500            2,359,200

    See Notes to Financial Statements                                     39

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Washington St. Pub. Pwr. Supply
 Sys.,
 Nuclear Proj. No. 1, Ser. A,
 M.B.I.A.                         Aaa            5.75%       7/01/10    $    7,000       $    7,371,350
 Nuclear Proj. No. 2, Ser. A,
 M.B.I.A.                         Aaa            Zero        7/01/11         5,210            3,016,329
 Nuclear Proj. No. 3, Ser. B,
 F.G.I.C.                         Aaa            Zero        7/01/08         4,500            3,074,715
                                                                                         --------------
                                                                                             15,821,594
----------------------------------------------------------------------------------------
West Virginia  0.6%
West Virginia St. Wtr. Dev.
 Auth. Rev.                       Aaa            5.875       7/01/20         1,015            1,027,302
West Virginia Univ. Rev.,         Aaa            Zero        4/01/29         4,300              828,438
                                                                                         --------------
                                                                                              1,855,740
                                                                                         --------------
Total long-term investments
 (cost $305,034,058)                                                                        319,920,874
                                                                                         --------------
SHORT-TERM INVESTMENTS  1.1%
----------------------------------------------------------------------------------------
Louisiana  0.7%
Ascension Parish Louisiana Rev.,  P1             4.75        11/01/00        2,100            2,100,000
Calcasieu Parish Ind. Dev. Brd.,
 Ser. 96 F.R.D.D., A.M.T.         VMIG1          4.80        11/01/00          100              100,000
                                                                                         --------------
                                                                                              2,200,000
----------------------------------------------------------------------------------------
Ohio  0.3%
Ohio Hsg. Fin. Agcy. Mtg. Rev.,
 Ser. A                           VMIG1          4.53        11/01/00        1,000            1,000,000

    40                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2000 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Virginia  0.1%
Campbell Cnty. Ind. Dev. Auth.
 Rev., Ser. 90A F.R.D.D., A.M.T.  Aa2            4.75%       11/01/00   $      200       $      200,000
                                                                                         --------------
Total short-term investments
 (cost $3,400,000)                                                                            3,400,000
                                                                                         --------------
Total Investments  99.5%
 (cost $308,434,058; Note 4)                                                                323,320,874
Other assets in excess of
 liabilities  0.5%                                                                            1,653,428
                                                                                         --------------
Net Assets  100%                                                                         $  324,974,302
                                                                                         --------------
                                                                                         --------------

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation A.M.T.--Alternative Minimum Tax
    F.G.I.C.--Financial Guaranty Insurance Company
    F.R.D.D.--Floating Rate (Daily) Demand Note (e)
    F.S.A.--Financial Security Assurance
    G.N.M.A.--Government National Mortgage Association
    M.B.I.A.--Municipal Bond Insurance Association
    P.S.F.G.--Public School Fund Guaranty
    R.I.B.S.--Residual Interest Bearing Securities
(b) Standard & Poor's rating.
(c) Prerefunded issues are secured by escrowed cash or direct U.S. guaranteed obligations.
(d) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at year end.
(e) The maturity date shown is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
The Fund's current prospectus contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     41

       Prudential Municipal Bond Fund      Insured Series
             Statement of Assets and Liabilities (Unaudited)

                                                                  October 31, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $308,434,058)                           $323,320,874
Cash                                                                      36,917
Interest receivable                                                    4,564,013
Receivable for Series shares sold                                         11,763
Unrealized appreciation on swaps                                           9,710
Deferred expenses and other assets                                         9,310
                                                                  ----------------
      Total assets                                                   327,952,587
                                                                  ----------------
LIABILITIES
Payable for investments purchased                                      1,855,210
Payable for Series shares reacquired                                     398,617
Dividends payable                                                        369,871
Management fee payable                                                   137,559
Accrued expenses                                                         133,059
Distribution fee payable                                                  83,969
                                                                  ----------------
      Total liabilities                                                2,978,285
                                                                  ----------------
NET ASSETS                                                          $324,974,302
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $    302,693
   Paid-in capital in excess of par                                  315,024,274
                                                                  ----------------
                                                                     315,326,967
   Undistributed net investment income                                   162,490
   Accumulated net realized loss on investments                       (5,411,681)
   Net unrealized appreciation on investments and swaps               14,896,526
                                                                  ----------------
Net assets, October 31, 2000                                        $324,974,302
                                                                  ----------------
                                                                  ----------------

    42                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Statement of Assets and Liabilities (Unaudited) Con't.

                                                                  October 31, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($253,060,570
      / 23,576,060 shares of beneficial interest issued and
      outstanding)                                                        $10.73
   Maximum sales charge (3% of offering price)                               .33
                                                                  ----------------
   Maximum offering price to public                                       $11.06
                                                                  ----------------
                                                                  ----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($67,205,907 / 6,254,893 shares of beneficial
      interest issued and outstanding)                                    $10.74
                                                                  ----------------
                                                                  ----------------
Class C:
   Net asset value and redemption price per share ($3,131,902 /
      291,484 shares of beneficial interest issued and
      outstanding)                                                        $10.74
   Sales charge (1% of offering price)                                       .11
                                                                  ----------------
   Offering price to public                                               $10.85
                                                                  ----------------
                                                                  ----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($1,575,923 / 146,855 shares of beneficial interest
      issued and outstanding)                                             $10.73
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements                                     43

       Prudential Municipal Bond Fund      Insured Series
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                  October 31, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $  9,422,462
                                                                  ----------------
Expenses
   Management fee                                                        829,360
   Distribution fee--Class A                                             310,147
   Distribution fee--Class B                                             197,044
   Distribution fee--Class C                                              12,400
   Transfer agent's fees and expenses                                    104,000
   Custodian's fees and expenses                                          51,000
   Registration fees                                                      25,000
   Reports to shareholders                                                20,000
   Legal fees                                                             20,000
   Audit fees                                                              8,000
   Trustees' fees and expenses                                             8,000
   Insurance expense                                                       2,000
   Miscellaneous                                                           2,649
                                                                  ----------------
      Total expenses                                                   1,589,600
   Less: Custodian fee credit                                             (1,360)
                                                                  ----------------
    Net expenses                                                       1,588,240
                                                                  ----------------
Net investment income                                                  7,834,222
                                                                  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                              (800,142)
   Purchased option                                                        5,683
   Total return swap                                                      85,846
                                                                  ----------------
                                                                        (708,613)
                                                                  ----------------
Net change in unrealized appreciation on:
   Investments                                                        11,130,620
   Total return swap                                                       9,710
                                                                  ----------------
                                                                      11,140,330
                                                                  ----------------
Net gain on investments                                               10,431,717
                                                                  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 18,265,939
                                                                  ----------------
                                                                  ----------------

    44                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Statement of Changes in Net Assets (Unaudited)

                                                     Six Months            Year
                                                       Ended              Ended
                                                  October 31, 2000    April 30, 2000
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                            $  7,834,222      $   17,793,706
   Net realized gain (loss) on investment
      transactions                                      (708,613)         (4,065,725)
   Net change in unrealized appreciation
      (depreciation) of investments                   11,140,330         (25,388,591)
                                                  ----------------    --------------
   Net increase (decrease) in net assets
      resulting from operations                       18,265,939         (11,660,610)
                                                  ----------------    --------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                         (5,938,721)        (11,662,405)
      Class B                                         (1,786,618)         (5,906,384)
      Class C                                            (71,052)           (128,146)
      Class Z                                            (37,831)            (96,771)
                                                  ----------------    --------------
                                                      (7,834,222)        (17,793,706)
                                                  ----------------    --------------
Series share transactions (net of share
   conversions)
   (Note 5):
   Net proceeds from shares sold                       8,153,500          57,490,106
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    4,241,780          10,004,943
   Cost of shares reacquired                         (32,908,631)       (136,825,105)
                                                  ----------------    --------------
   Net decrease in net assets from Series share
      transactions                                   (20,513,351)        (69,330,056)
                                                  ----------------    --------------
Total decrease                                       (10,081,634)        (98,784,372)
NET ASSETS
Beginning of year                                    335,055,936         433,840,308
                                                  ----------------    --------------
End of year(a)                                      $324,974,302      $  335,055,936
                                                  ----------------    --------------
                                                  ----------------    --------------
---------------
(a) Includes undistributed net investment
income of                                           $    162,490      $      162,490
                                                  ----------------    --------------
                                                  ----------------    --------------

    See Notes to Financial Statements                                     45

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Bond Fund (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and consists of two series: the High Income Series and the Insured Series. Investment operations for Class A, Class B, Class C and Class Z shares of each series commenced on January 22, 1990, September 17, 1987, August 1, 1994 and September 16, 1996, respectively.

      The investment objectives of the series are as follows: (i) the objective of the High Income Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes, (ii) the objective of the Insured Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific state, region or industry.

Note 1. Accounting Policies
Securities Valuation:    Municipal securities (including commitments to purchase
such securities on a 'when-issued' basis) are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of debt securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.
    46

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Inverse Floaters:    The Series invests in variable rate securities
commonly called 'inverse floaters'. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rate on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater's price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a 'leverage factor' whereby the interest rate moves inversely by a 'factor' to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

      Total Return Swap Transactions:    The Series may enter into total return
swap transactions. In a swap transaction, the Series and another party 'trade' income streams. The swap is done to preserve a return or spread on a particular investment or portion of a portfolio or to protect against any increase in the price of securities the Series anticipates purchasing at a later date.

      During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by 'marking-to-market' to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any.

      Options:    The Fund may either purchase or write options in order to
hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase
                                                                          47

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Net investment income, other than distribution fees, and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Series Fund expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly at a Portfolio or Class level.

      For Portfolios with multiple classes and shares, net investment income, other than administration and distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate tax paying entity. It is the intent of each series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net income to shareholders. For this reason no federal income tax provision is required.

      Dividends and Distributions:    Dividends from net investment income are
declared daily and paid monthly. The Fund will distribute at least annually any net capital gains. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment
    48

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Corporation ('PIC'), doing business as Prudential Investments ('PI,' the Subadviser or the investment adviser); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly at an annual rate of .50 of 1% of the average daily net assets of each series up to $1 billion and .45 of 1% of the average daily net assets of each series in excess of $1 billion. Effective June 1, 1999, PIFM eliminated its voluntary waiver of a portion of its management fee.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the period ended October 31, 2000, such expenses for the Fund were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.

      PIMS has advised the High Income Series and Insured Series that it received approximately $59,400 ($40,900-Class A; $18,500-Class C) and $22,600 ($18,100-Class A; $4,500-Class C), respectively, in front-end sales charges during the period ended October 31, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the High Income Series and Insured Series that for the year ended April 30, 2000, it received approximately $428,800 ($413,500-Class B; $15,300-Class C) and $69,400 ($67,900-Class B; $1,500-Class C), respectively, in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders.

      PIC, PIMS and PIFM are wholly owned subsidiaries of The Prudential Insurance Company of America.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated
                                                                          49

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the period ended October 31, 2000. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the period ended October 31, 2000, the Fund incurred fees of approximately $231,700 ($156,700-High Income Series; $75,000-Insured Series) for the services of PMFS. As of October 31, 2000, approximately $36,900 ($25,200-High Income Series; $11,700-Insured Series) of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out of pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the period ended October 31, 2000, were as follows:

Series                                                     Purchases         Sales
-------------------------------------------------------   ------------    ------------
High Income                                               $220,553,903    $273,003,926
Insured                                                     82,091,044     101,033,815

      At October 31, 2000, the High Income Series purchased 100 U.S. Treasury bond futures expiring on December 22, 2000. The values of these financial futures contracts at October 31, 2000 were as follows:

                                                                           High Income
                                                                             Series
                                                                           -----------
Value at cost                                                              $ 9,808,594
Value at October 31, 2000                                                    9,956,250
                                                                           -----------
Unrealized appreciation                                                    $   147,656
                                                                           -----------
                                                                           -----------

      On September 7, 2000, the Fund entered into a total return swap with Morgan Stanley Capital Services, Inc. Payments on the swap agreement take place on termination date. The swap terminated on November 8, 2000. The value of the swap agreement is based on the Municipal Market Data's 10 year 'AAA' General Obligation Yield Curve. The payment amount is based on a formula used to calculate a total return amount. If the calculation of the total return amount is negative, the Fund receives the absolute value of the total return calculation. If the calculation of the total return
    50

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

amount is positive, the Fund pays the value of the total return amount. At October 31, 2000, the unrealized appreciation on the swap agreement for The High Income Series and The Insured Series was $48,549 and $9,710 respectively.

      The federal income tax basis of the Fund's investments, at October 31, 2000 was $957,064,851 for High Income Series and $308,434,058 for Insured Series and, accordingly, net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

                                           Net unrealized         Gross           Gross
                                            appreciation       unrealized      unrealized
Series                                     (depreciation)      appreciation    depreciation
-----------------------------------------  ---------------     -----------     -----------
High Income                                 $ (18,241,387)     $41,364,930     $59,606,317
Insured                                        14,886,816       15,317,761         430,945

      The High Income Series has a net capital loss carryforward as of April 30, 2000 of approximately $26,590,000, of which $2,024,000 expires in 2002, $5,361,000 expires in 2003, $6,383,000 expires in 2004, $3,225,000 expires in
2005, $554,000 expires in 2006, $3,137,000 expires in 2007 and $5,906,000 expires in 2008. No capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of the aggregate of such amounts.

      The Insured Series has a capital loss carryforward as of April 30, 2000 of approximately $2,919,000, which expires in 2008. No capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of this amount.

      In addition, the High Income Series and Insured Series elected to treat net realized capital losses of approximately $9,439,586 and $1,784,353, respectively incurred in the year ended April 30, 2000 as having been incurred in the current fiscal year.

Note 5. Capital
The High Income Series and Insured Series offer Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.0%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
                                                                          51

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest were as follows:

                                    High Income Series                 Insured Series
                                          Class A                          Class A
 Six Months Ended October      -----------------------------     ---------------------------
         31, 2000                Shares           Amount           Shares          Amount
---------------------------    -----------     -------------     ----------     ------------
Shares issued                      705,400     $   7,195,863        313,287     $  3,320,203
Shares issued in
   reinvestment of
   dividends and
   distributions                   754,980         7,692,228        299,055        3,165,325
Shares reacquired               (5,010,552)      (51,036,619)    (2,239,522)     (23,636,862)
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding
   before conversion            (3,550,172)      (36,148,528)    (1,627,180)     (17,151,334)
Shares issued upon
   conversion from Class B       7,004,975        71,370,393      2,248,577       23,813,226
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding            3,454,803     $  35,221,865        621,397     $  6,661,892
                               -----------     -------------     ----------     ------------
                               -----------     -------------     ----------     ------------

                                    High Income Series                 Insured Series
                                          Class A                          Class A
                               -----------------------------     ---------------------------
 Year Ended April 30, 2000       Shares           Amount           Shares          Amount
---------------------------    -----------     -------------     ----------     ------------
Shares issued                   11,155,788     $ 118,089,368      4,272,410     $ 45,211,746
Shares issued in
   reinvestment of
   dividends and
   distributions                 1,400,233        14,812,765        614,176        6,469,154
Shares reacquired              (15,491,720)     (163,745,706)    (6,006,710)     (63,240,650)
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding
   before conversion            (2,935,699)      (30,843,573)    (1,120,124)     (11,559,750)
Shares issued upon
   conversion from Class B       6,311,283        66,835,489      1,592,700       16,791,582
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding            3,375,584     $  35,991,916        472,576     $  5,231,832
                               -----------     -------------     ----------     ------------
                               -----------     -------------     ----------     ------------

    52

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

                                    High Income Series                 Insured Series
                                          Class B                          Class B
 Six Months Ended October      -----------------------------     ---------------------------
         31, 2000                Shares           Amount           Shares          Amount
---------------------------    -----------     -------------     ----------     ------------
Shares issued                    1,499,034     $  15,278,205        332,784     $  3,522,736
Shares issued in
   reinvestment of
   dividends and
   distributions                   463,485         4,720,143         96,293        1,018,188
Shares reacquired               (3,607,989)      (36,748,200)      (766,075)      (8,080,636)
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding
   before conversion            (1,645,470)      (16,749,852)      (336,998)      (3,539,712)
Shares reacquired upon
   conversion to Class A        (7,004,975)      (71,370,393)    (2,245,503)     (23,813,226)
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding           (8,650,445)    $ (88,120,245)    (2,582,501)    $(27,352,938)
                               -----------     -------------     ----------     ------------
                               -----------     -------------     ----------     ------------
                                    High Income Series                 Insured Series
                                          Class B                          Class B
                               -----------------------------     ---------------------------
 Year Ended April 30, 2000       Shares           Amount           Shares          Amount
---------------------------    -----------     -------------     ----------     ------------
Shares issued                    5,702,990     $  60,755,141        876,277     $  9,261,018
Shares issued in
   reinvestment of
   dividends and
   distributions                 1,237,118        13,119,382        319,614        3,379,000
Shares reacquired              (13,781,073)     (145,504,647)    (6,454,293)     (68,181,046)
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding
   before conversion            (6,840,965)      (71,630,124)    (5,258,402)     (55,541,028)
Shares reacquired upon
   conversion to Class A        (6,312,429)      (66,835,489)    (1,590,681)     (16,791,582)
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding          (13,153,394)    $(138,465,613)    (6,849,083)    $(72,332,610)
                               -----------     -------------     ----------     ------------
                               -----------     -------------     ----------     ------------

                                    High Income Series                 Insured Series
                                          Class C                          Class C
 Six Months Ended October      -----------------------------     ---------------------------
         31, 2000                Shares           Amount           Shares          Amount
---------------------------    -----------     -------------     ----------     ------------
Shares issued                      199,750     $   2,038,581         94,912     $    985,404
Shares issued in
   reinvestment of
   dividends and
   distributions                    42,551           433,396          3,728           39,514
Shares reacquired                 (439,120)       (4,465,413)       (90,426)        (947,659)
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding             (196,819)    $  (1,993,436)         8,214     $     77,259
                               -----------     -------------     ----------     ------------
                               -----------     -------------     ----------     ------------

                                                                          53

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

                                    High Income Series                 Insured Series
                                          Class C                          Class C
                               -----------------------------     ---------------------------
 Year Ended April 30, 2000       Shares           Amount           Shares          Amount
---------------------------    -----------     -------------     ----------     ------------
Shares issued                    1,049,114     $  11,208,188         99,569     $  1,066,589
Shares issued in
   reinvestment of
   dividends and
   distributions                   101,234         1,072,623          7,094           74,764
Shares reacquired               (1,146,727)      (12,092,217)       (65,397)        (684,934)
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding                3,621     $     188,594         41,266     $    456,419
                               -----------     -------------     ----------     ------------
                               -----------     -------------     ----------     ------------
                                    High Income Series                 Insured Series
                                          Class Z                          Class Z
 Six Months Ended October      -----------------------------     ---------------------------
         31, 2000                Shares           Amount           Shares          Amount
---------------------------    -----------     -------------     ----------     ------------
Shares issued                      134,616     $   1,371,523         30,864     $    325,157
Shares issued in
   reinvestment of
   dividends and
   distributions                    14,313           145,680          1,778           18,753
Shares reacquired                 (162,440)       (1,654,381)       (23,229)        (243,474)
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding              (13,511)    $    (137,178)         9,413     $    100,436
                               -----------     -------------     ----------     ------------
                               -----------     -------------     ----------     ------------
                                    High Income Series                 Insured Series
                                          Class Z                          Class Z
                               -----------------------------     ---------------------------
 Year Ended April 30, 2000       Shares           Amount           Shares          Amount
---------------------------    -----------     -------------     ----------     ------------
Shares issued                      528,208     $   5,602,041        186,798     $  1,950,753
Shares issued in
   reinvestment of
   dividends and
   distributions                    43,432           462,840          7,710           82,025
Shares reacquired               (1,042,909)      (11,081,280)      (442,855)      (4,718,475)
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding             (471,269)    $  (5,016,399)      (248,347)    $ (2,685,697)
                               -----------     -------------     ----------     ------------
                               -----------     -------------     ----------     ------------

       Prudential Municipal Bond Fund
             Portfolio of Investments as of October 31, 2000 Cont'd.
 Financial
           Highlights

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                 -----------------
                                                                 Six Months Ended
                                                                 October 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   10.22
                                                                 -----------------
Income from investment operations
Net investment income                                                      .30
Net realized and unrealized gain (loss) on investment
   transactions                                                           (.06)
                                                                 -----------------
      Total from investment operations                                     .24
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.30)
                                                                 -----------------
Net asset value, end of period                                       $   10.16
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(a):                                                          2.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 535,893
Average net assets (000)                                             $ 524,325
Ratios to average net assets:
   Expenses, including distribution fees                                   .83%(c)
   Expenses, excluding distribution fees                                   .58%(c)
   Net investment income                                                  5.86%(c)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                  23%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Annualized.
    56                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
---------------------------------------------------------------------------------------------------------
                                          Year Ended April 30,
---------------------------------------------------------------------------------------------------------
      2000                1999                 1998                 1997                 1996
---------------------------------------------------------------------------------------------------------
    $  11.21            $  11.31             $  10.84             $  10.70             $  10.72
----------------    ----------------     ----------------     ----------------     ----------------
        0.63                 .63(b)               .67(b)               .70(b)               .72(b)
       (0.99)               (.10)                 .47                  .14                 (.02)
----------------    ----------------     ----------------     ----------------     ----------------
       (0.36)                .53                 1.14                  .84                  .70
----------------    ----------------     ----------------     ----------------     ----------------
       (0.63)               (.63)                (.67)                (.70)                (.72)
----------------    ----------------     ----------------     ----------------     ----------------
    $  10.22            $  11.21             $  11.31             $  10.84             $  10.70
----------------    ----------------     ----------------     ----------------     ----------------
----------------    ----------------     ----------------     ----------------     ----------------
       (3.31)%              4.96%               10.80%                8.03%                6.55%
    $503,874            $514,952             $421,504             $334,062             $223,073
    $506,888            $474,901             $381,735             $294,940             $162,329
         .82%                .66%(b)              .62%(b)             0.64%(b)             0.64%(b)
         .57%                .51%(b)              .52%(b)             0.54%(b)             0.54%(b)
        5.86%               5.73%(b)             6.03%(b)             6.44%(b)             6.58%(b)
          27%                 16%                  13%                  26%                  35%

    See Notes to Financial Statements                                     57

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 October 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   10.22
                                                                 -----------------
Income from investment operations
Net investment income                                                      .29
Net realized and unrealized gain (loss) on investment
   transactions                                                           (.06)
                                                                 -----------------
      Total from investment operations                                    (.23)
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.29)
                                                                 -----------------
Net asset value, end of period                                       $   10.16
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(a):                                                          2.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 367,252
Average net assets (000)                                             $ 408,062
Ratios to average net assets:
   Expenses, including distribution fees                                  1.08%(c)
   Expenses, excluding distribution fees                                   .58%(c)
   Net investment income                                                  5.60%(c)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Annualized.
    58                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
---------------------------------------------------------------------------------------------------------
                                          Year Ended April 30,
---------------------------------------------------------------------------------------------------------
      2000                1999                 1998                 1997                 1996
---------------------------------------------------------------------------------------------------------
    $  11.21            $  11.31             $  10.84             $  10.69             $  10.72
----------------    ----------------     ----------------     ----------------     ----------------
        0.60                 .59(b)               .63(b)               .66(b)               .68(b)
       (0.99)               (.10)                 .47                  .15                 (.03)
----------------    ----------------     ----------------     ----------------     ----------------
       (0.39)                .49                 1.10                  .81                  .65
----------------    ----------------     ----------------     ----------------     ----------------
       (0.60)               (.59)                (.63)                (.66)                (.68)
----------------    ----------------     ----------------     ----------------     ----------------
    $  10.22            $  11.21             $  11.31             $  10.84             $  10.69
----------------    ----------------     ----------------     ----------------     ----------------
----------------    ----------------     ----------------     ----------------     ----------------
       (3.55)%              4.59%               10.36%                7.71%                6.12%
    $457,841            $649,706             $669,223             $665,525             $799,048
    $559,879            $666,885             $669,132             $725,305             $900,115
        1.07%               1.01%(b)             1.02%(b)             1.04%(b)             1.04%(b)
         .57%                .51%(b)              .52%(b)             0.54%(b)             0.54%(b)
        5.59%               5.38%(b)             5.63%(b)             6.05%(b)             6.19%(b)

    See Notes to Financial Statements                                     59

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                 Six Months Ended
                                                                 October 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.22
                                                                     --------
Income from investment operations
Net investment income                                                     .27
Net realized and unrealized gain (loss) on investment
   transactions                                                          (.06)
                                                                     --------
      Total from investment operations                                    .21
                                                                     --------
Less distributions
Dividends from net investment income                                     (.27)
                                                                     --------
Net asset value, end of period                                        $ 10.16
                                                                     --------
                                                                     --------
TOTAL RETURN(a):                                                         2.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $27,882
Average net assets (000)                                              $28,733
Ratios to average net assets:
   Expenses, including distribution fees                                 1.33%(c)
   Expenses, excluding distribution fees                                  .58%(c)
   Net investment income                                                 5.35%(c)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Annualized.
    60                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
---------------------------------------------------------------------------------------------------------
                                          Year Ended April 30,
---------------------------------------------------------------------------------------------------------
      2000                1999                 1998                 1997                 1996
---------------------------------------------------------------------------------------------------------
    $  11.21            $  11.31             $  10.84              $10.69               $10.72
    --------            --------             --------             -------              -------
        0.57                 .57(b)               .61(b)              .63(b)               .65(b)
       (0.99)               (.10)                 .47                 .15                 (.03)
    --------            --------             --------             -------              -------
       (0.42)                .47                 1.08                 .78                  .62
    --------            --------             --------             -------              -------
       (0.57)               (.57)                (.61)               (.63)                (.65)
    --------            --------             --------             -------              -------
    $  10.22            $  11.21             $  11.31              $10.84               $10.69
    --------            --------             --------             -------              -------
    --------            --------             --------             -------              -------
       (3.79)%              4.33%               10.09%               7.44%                5.86%
    $ 30,061            $ 32,939             $ 20,554              $9,563               $6,471
    $ 32,762            $ 26,114             $ 14,932              $8,060               $5,608
        1.32%               1.26%(b)             1.27%(b)            1.29%(b)             1.29%(b)
         .57%                .51%(b)              .52%(b)            0.54%(b)             0.54%(b)
        5.36%               5.15%(b)             5.39%(b)            5.80%(b)             5.93%(b)

    See Notes to Financial Statements                                     61

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                 -----------------
                                                                 Six Months Ended
                                                                 October 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.21
                                                                      -------
Income from investment operations
Net investment income                                                     .31
Net realized and unrealized gain (loss) on investment
   transactions                                                          (.06)
                                                                      -------
      Total from investment operations                                    .25
                                                                      -------
Less distributions
Dividends from net investment income                                     (.31)
                                                                      -------
Net asset value, end of period                                        $ 10.15
                                                                      -------
                                                                      -------
TOTAL RETURN(a):                                                         2.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 7,618
Average net assets (000)                                              $ 7,605
Ratios to average net assets:
   Expenses, including distribution fees                                  .58%(d)
   Expenses, excluding distribution fees                                  .58%(d)
   Net investment income                                                 6.11%(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Commencement of offering of Class Z shares.
(d) Annualized.
    62                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                            Class Z
---------------------------------------------------------------
     Year Ended April 30,           September 16, 1996(c)
-------------------------------            Through
 2000        1999        1998          April 30, 1997
---------------------------------------------------------------
$ 11.20     $ 11.30     $ 10.83            $ 10.79
-------     -------     -------            -------
    .65         .65(b)      .68(b)             .45(b)
   (.99)       (.10)        .47                .04
-------     -------     -------            -------
   (.34)        .55        1.15                .49
-------     -------     -------            -------
   (.65)       (.65)       (.68)              (.45)
-------     -------     -------            -------
$ 10.21     $ 11.20     $ 11.30            $ 10.83
-------     -------     -------            -------
-------     -------     -------            -------
  (3.07)%      5.11%      10.91%              4.36%
$ 7,802     $13,839     $ 9,919            $ 2,719
$10,493     $13,648     $ 6,064            $   704
    .57%        .51%(b)     .52%(b)           0.54%(b)(d)
    .57%        .51%(b)     .52%(b)           0.54%(b)(d)
   6.07%       5.89%(b)    6.14%(b)           6.55%(b)(d)

    See Notes to Financial Statements                                     63

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                 -----------------
                                                                 Six Months Ended
                                                                 October 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   10.40
                                                                 -----------------
Income from investment operations
Net investment income                                                      .25
Net realized and unrealized gain (loss) on investment
   transactions                                                            .33
                                                                 -----------------
      Total from investment operations                                     .58
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.25)
Distributions in excess of net investment income                            --
Distributions from capital gains                                            --
                                                                 -----------------
      Total distributions                                                 (.25)
                                                                 -----------------
Net asset value, end of period                                       $   10.73
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(a):                                                          5.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 253,061
Average net assets (000)                                             $ 246,095
Ratios to average net assets:
   Expenses, including distribution fees                                  0.89%(d)
   Expenses, excluding distribution fees                                  0.64%(d)
   Net investment income                                                  4.79%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                  25%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
    64                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
---------------------------------------------------------------------------------------------------------
                                          Year Ended April 30,
---------------------------------------------------------------------------------------------------------
      2000                1999                 1998                 1997                 1996
---------------------------------------------------------------------------------------------------------
    $  11.18            $  11.05             $  10.90             $  10.94             $  10.83
----------------    ----------------     ----------------     ----------------     ----------------
         .51                 .53                  .53(b)               .55(b)               .58(b)
        (.78)                .23                  .40                  .08                  .11
----------------    ----------------     ----------------     ----------------     ----------------
        (.27)                .76                  .93                  .63                  .69
----------------    ----------------     ----------------     ----------------     ----------------
        (.51)               (.53)                (.53)                (.55)                (.58)
          --                (.01)                  --(c)              (.01)                  --
          --                (.09)                (.25)                (.11)                  --
----------------    ----------------     ----------------     ----------------     ----------------
        (.51)               (.63)                (.78)                (.67)                (.58)
----------------    ----------------     ----------------     ----------------     ----------------
    $  10.40            $  11.18             $  11.05             $  10.90             $  10.94
----------------    ----------------     ----------------     ----------------     ----------------
----------------    ----------------     ----------------     ----------------     ----------------
       (2.38)%              6.88%                8.67%                5.74%                6.47%
    $238,690            $251,300             $224,409             $208,411             $139,548
    $243,756            $240,652             $222,115             $187,371             $102,456
         .88%               0.75%                0.69%(b)             0.68%(b)             0.68%(b)
         .63%               0.60%                0.59%(b)             0.58%(b)             0.58%(b)
        4.78%               4.61%                4.75%(b)             4.95%(b)             5.20%(b)
          26%                 15%                  85%                 110%                  68%

    See Notes to Financial Statements                                     65

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 October 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.41
                                                                     --------
Income from investment operations
Net investment income                                                     .24
Net realized and unrealized gain (loss) on investment
   transactions                                                           .33
                                                                     --------
   Total from investment operations                                       .57
                                                                     --------
Less distributions
Dividends from net investment income                                     (.24)
Distributions in excess of net investment income                           --
Distributions from capital gains                                           --
                                                                     --------
   Total distributions                                                   (.24)
                                                                     --------
Net asset value, end of period                                        $ 10.74
                                                                     --------
                                                                     --------
TOTAL RETURN(a):                                                         5.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $67,206
Average net assets (000)                                              $78,175
Ratios to average net assets:
   Expenses, including distribution fees                                 1.14%(d)
   Expenses, excluding distribution fees                                 0.64%(d)
   Net investment income                                                 4.53%(d)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
    66                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
---------------------------------------------------------------------------------------------------------
                                          Year Ended April 30,
---------------------------------------------------------------------------------------------------------
      2000                1999                 1998                 1997                 1996
---------------------------------------------------------------------------------------------------------
    $  11.19            $  11.06             $  10.91             $  10.95             $  10.84
----------------    ----------------     ----------------     ----------------     ----------------
         .48                 .48                  .49(b)               .50(b)               .54(b)
        (.78)                .23                  .40                  .08                  .11
----------------    ----------------     ----------------     ----------------     ----------------
        (.30)                .71                  .89                  .58                  .65
----------------    ----------------     ----------------     ----------------     ----------------
        (.48)               (.48)                (.49)                (.50)                (.54)
          --                (.01)                  --(c)              (.01)                  --
          --                (.09)                (.25)                (.11)                  --
----------------    ----------------     ----------------     ----------------     ----------------
        (.48)               (.58)                (.74)                (.62)                (.54)
----------------    ----------------     ----------------     ----------------     ----------------
    $  10.41            $  11.19             $  11.06             $  10.91             $  10.95
----------------    ----------------     ----------------     ----------------     ----------------
----------------    ----------------     ----------------     ----------------     ----------------
       (2.62)%              6.50%                8.23%                5.32%                6.04%
    $ 91,989            $175,520             $236,370             $298,005             $443,391
    $131,052            $208,775             $270,553             $365,891             $524,452
        1.13%               1.10%                1.09%(b)             1.08%(b)             1.08%(b)
         .63%               0.60%                0.59%(b)             0.58%(b)             0.58%(b)
        4.51%               4.25%                4.35%(b)             4.54%(b)             4.80%(b)

    See Notes to Financial Statements                                     67

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                 Six Months Ended
                                                                 October 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.41
                                                                      -------
Income from investment operations
Net investment income                                                     .23
Net realized and unrealized gain (loss) on investment
   transactions                                                           .33
                                                                      -------
   Total from investment operations                                       .56
                                                                      -------
Less distributions
Dividends from net investment income                                     (.23)
Distributions in excess of net investment income                           --
Distributions from capital gains                                           --
                                                                      -------
   Total distributions                                                   (.23)
                                                                      -------
Net asset value, end of period                                        $ 10.74
                                                                      -------
                                                                      -------
TOTAL RETURN(a):                                                         5.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 3,132
Average net assets (000)                                              $ 3,280
Ratios to average net assets:
   Expenses, including distribution fees                                 1.39%(d)
   Expenses, excluding distribution fees                                 0.64%(d)
   Net investment income                                                 4.30%(d)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
    68                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
---------------------------------------------------------------------------------------------------------
                                          Year Ended April 30,
---------------------------------------------------------------------------------------------------------
      2000                1999                 1998                 1997                 1996
---------------------------------------------------------------------------------------------------------
    $  11.19            $  11.06             $  10.91              $10.95               $10.84
    --------            --------             --------             -------              -------
         .46                 .45                  .46(b)              .48(b)               .51(b)
        (.78)                .23                  .40                 .08                  .11
    --------            --------             --------             -------              -------
        (.32)                .68                  .86                 .56                  .62
    --------            --------             --------             -------              -------
        (.46)               (.45)                (.46)               (.48)                (.51)
          --                (.01)                  --(c)             (.01)                  --
          --                (.09)                (.25)               (.11)                  --
    --------            --------             --------             -------              -------
        (.46)               (.55)                (.71)               (.60)                (.51)
    --------            --------             --------             -------              -------
    $  10.41            $  11.19             $  11.06              $10.91               $10.95
    --------            --------             --------             -------              -------
    --------            --------             --------             -------              -------
       (2.86)%              6.24%                7.96%               5.06%                5.78%
    $  2,949            $  2,708             $  1,509              $  888               $1,137
    $  2,988            $  1,856             $  1,142              $  973               $  827
        1.38%               1.35%                1.34%(b)            1.33%(b)             1.33%(b)
         .63%               0.60%                0.59%(b)            0.58%(b)             0.58%(b)
        4.29%               4.03%                4.11%(b)            4.29%(b)             4.56%(b)

    See Notes to Financial Statements                                     69

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                 -----------------
                                                                 Six Months Ended
                                                                 October 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 10.40
                                                                      -------
Income from investment operations
Net investment income                                                     .27
Net realized and unrealized gain (loss) on investment
   transactions                                                           .33
                                                                      -------
   Total from investment operations                                       .60
                                                                      -------
Less distributions
Dividends from net investment income                                     (.27)
Distributions in excess of net investment income                           --
Distributions from capital gains                                           --
                                                                      -------
   Total distributions                                                   (.27)
                                                                      -------
Net asset value, end of period                                        $ 10.73
                                                                      -------
                                                                      -------
TOTAL RETURN(a):                                                         5.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 1,576
Average net assets (000)                                              $ 1,490
Ratios to average net assets:
   Expenses, including distribution fees                                 0.64%(d)
   Expenses, excluding distribution fees                                 0.64%(d)
   Net investment income                                                 5.04%(d)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Commencement of offering of Class Z shares.
(d) Annualized.
(e) Less than $.005 per share.
    70                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                          Class Z
------------------------------------------------------------
    Year Ended April 30,         September 16, 1996(c)
----------------------------            Through
 2000       1999       1998         April 30, 1997
------------------------------------------------------------
$11.18     $11.05     $10.91            $ 11.05
------     ------     ------            -------
   .54        .54        .54(b)             .36(b)
  (.78)       .23        .39               (.02)
------     ------     ------            -------
  (.24)       .77        .93                .34
------     ------     ------            -------
  (.54)      (.54)      (.54)              (.36)
    --       (.01)        --(e)            (.01)
    --       (.09)      (.25)              (.11)
------     ------     ------            -------
  (.54)      (.64)      (.79)              (.48)
------     ------     ------            -------
$10.40     $11.18     $11.05            $ 10.91
------     ------     ------            -------
------     ------     ------            -------
 (2.13)%     7.04%      8.68%              2.86%
$1,429     $4,312     $  418            $    15
$1,960     $3,523     $  173            $    10
   .63%      0.60%      0.60%(b)           0.58%(b)(d)
   .63%      0.60%      0.60%(b)           0.58%(b)(d)
  4.94%      4.77%      4.92%(b)           4.18%(b)(d)

    See Notes to Financial Statements                                     71

Prudential Municipal Bond Fund

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this-- they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information.
Please keep in mind that past performance is not indicative of future results.

     www.prudential.com  (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful-- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing because it was sold before the close of the reporting period.

STATEMENT OF ASSETS AND LIABILIATIES
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which details income
(mostly interest and dividends earned) and expenses
(including what you pay us to manage your money).
You'll also see capital gains here--both realized and unrealized.

Prudential Municipal Bond Fund

Getting the Most from Your Prudential Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an outside auditor looks over our books and certifies that the financial statements are fairly presented and comply with generally accepted accounting principles.

TAX INFORMATION
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

      www.prudential.com  (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the annual report and are required by the Securities Exchange Commission.
Performance is presented here as a hypothetical
$10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

Prudential Municipal Bond Fund

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate.
Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

        www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
-------------------------
Trustees
Eugene C. Dorsey
Delayne D. Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174
------------------------------------------------------
Fund      High Income Series       Insured Series
Symbols   NASDAQ   CUSIP         NASDAQ      CUSIP
Class A   PRHAX  74435L103       PMIAX     74435L301
Class B   PMHYX  74435L202       PMINX     74435L400
Class C   PHICX  74435L707       PMICX     74435L806
Class Z   PHIZX  74435L871       PMIZX     74435L863
------------------------------------------------------

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 2000, were not audited and, accordingly, no opinion is expressed on them.

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Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


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           74435L301    74435L400    74435L806   74435L863

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